As filed with the Securities and Exchange Commission on July 29, 1999

                                                       Registration No. 33-74470


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                         Pre-Effective Amendment No.                         [ ]


                       Post-Effective Amendment No. 8                        [X]


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


                               Amendment No. 8                               [X]

                        (Check appropriate box or boxes)


                         INSTITUTIONAL DAILY INCOME FUND
               (Exact Name of Registrant as Specified in Charter)


                     c/o Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (212) 830-5200


                               BERNADETTE N. FINN
                     c/o Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and Address of Agent for Service)


                        Copy to:MICHAEL R. ROSELLA, ESQ.
                                Battle Fowler LLP
                                75 East 55th Street
                                New York, New York 10022

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective: (check appropriate box)


   [X]  immediately  upon filing  pursuant to  paragraph  (b)
   [ ]  on (date)  pursuant  to  paragraph  (b)
   [ ]  60  days  after  filing pursuant to paragraph  (a)(1)
   [ ]  on (date) pursuant to paragraph (a)(1)
   [ ]  75 days after filing pursuant to paragraph  (a)(2)
   [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

INSTITUTIONAL DAILY INCOME FUND                             600 FIFTH AVENUE
Class A Shares; Class B Shares                              NEW YORK, N.Y. 10020
                                                            (212) 830-5220



PROSPECTUS
August 3, 1999



  The investment objective of the U.S. Treasury Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.


  The investment objective of the Municipal Portfolio is to seek as high a level of tax exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.





   TABLE OF CONTENTS

2  Risk/Return Summary: Investments, Risks           11   Management, Organization and Capital Structure
   and Performance                                   11   Shareholder Information
6  Risk/Return Summary: Fee Table                    17   Tax Consequences
7  Investment Objectives, Principal Investment       18   Distribution Arrangements
   Strategies and Related Risks                      20   Financial Highlights


I. RISK/RETURN SUMMARY: INVESTMENTS, RISKS, AND PERFORMANCE


Investment Objectives
--------------------------------------------------------------------------------


    The Fund is composed of three portfolios - the U.S. Treasury Portfolio, the Money Market Portfolio, and the Municipal Portfolio (each a "Portfolio" and collectively, the "Portfolios").


    The investment objective of the U.S. Treasury Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.


    The  investment  objective of the  Municipal  Portfolio is to seek as high a
level  of  tax  exempt  current  income  to  the  extent   consistent  with  the
preservation of capital and the maintenance of liquidity.


    There is no assurance that the Portfolios will achieve their investment objectives.


Principal Investment Strategies
--------------------------------------------------------------------------------

    The Fund intends to achieve its investment objectives through three separate portfolios. Each Portfolio is a money market portfolio that invests in high quality and short-term debt instruments. The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share.


    Each Portfolio's strategy is as follows:


The U.S. Treasury Portfolio


    The U.S. Treasury Portfolio seeks to achieve its objective principally by investing in obligations backed by the full faith and credit of the Untied States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less.


The Money Market Portfolio


    The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.


The Municipal Portfolio


    This Portfolio seeks to achieve its objective principally by investing in obligations issued by states, territories and possessions of the Untied States and its political subdivisions, public authorities and other entities authorized to issue debt, the interest on which is exempt from regular Federal income tax. The Municipal Portfolio has not yet been activated and is not yet offered for sale or distribution.


Principal Risks
--------------------------------------------------------------------------------

Risks Common to all Portfolios:

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The value of the Fund's shares and the securities held by the Fund can each decline in value.

o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency.


Risks of Investing in the U.S. Treasury Portfolio:

o The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments. The yield and total return of the U.S. Treasury Portfolio is likely to be lower than that of the Money Market Portfolio.


Risks of Investing in the Money Market Portfolio:

o The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers and may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers.

Risks of Investing in the Municipal Portfolio:

o The Municipal Portfolio may contain municipal debt obligations. The value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations

Risk/Return Bar Chart And Table
--------------------------------------------------------------------------------


     The following bar charts and tables may assist in your decision to invest in a portfolio of the Fund. The bar charts show the change in the annual total returns of the Class A shares of the U.S. Treasury and the Money Market Portfolios over the last four calendar years. The tables show the average annual returns of these two portfolios for the last one year period and since the inception of each Class of each of the Portfolios. A bar chart and table for the Municipal Portfolio will be provided once the Municipal Portfolio has been existence for a full calendar year. While analyzing this information, please note that the Portfolios' past performance is not an indication of how the Fund will perform in the future. The current 7-day yield for the U.S. Treasury and the Money Market Portfolios may be obtained by calling the Fund toll-free at 1-800-221-3079.

Institutional Daily Income Fund U.S.Treasury Portfolio - Class A Shares(1)(2)(3)
================================================================================

[GRAPHIC OMITTED]

Calendar Year End   % Total Return
-----------------   ---------------
1996                5.10%
1997                5.17%
1998                5.07%

================================================================================





(1) As of June 30, 1999, the Fund's U.S. Treasury Portfolio had a year-to-date return of 2.16%.

(2) The Fund's U.S. Treasury Portfolio's highest quarterly return was 1.31% for the quarter ended December 31, 1997; the lowest quarterly return was 1.07% for the quarter ended March 31, 1999.


(3) Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.


Average Annual Total Returns - U. S. Treasury Portfolio

                                                    Class A           Class B

For the periods ended December 31, 1998
One Year                                              5.07%             5.33%
Average Annual Total Returns Since Inception *        5.10%             5.38%



* Inception date of Class A shares - November 29, 1995; inception date of Class B shares - November 18, 1996.

Institutional Daily Income Fund Money Market Portfolio - Class A Shares(1)(2)(3)
================================================================================

[GRAPHIC OMITTED]

Calendar Year End   % Total Return
-----------------   ---------------
1996                5.16%
1997                5.33%
1998                5.28%

================================================================================


(1) As of June 30, 1999, the Fund's Money Market Portfolio had a year-to-date return of 2.30%.

(2) The Fund's Money Market Portfolio's highest quarterly return was 1.40% for the quarter ended September 30, 1995; the lowest quarterly return was 1.14% for the quarter ended June 30, 1999.


(3) Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.





Average Annual Total Returns - Money Market Portfolio


                                                     Class A           Class B

For the periods ended December 31, 1998
One Year                                              5.28%             5.54%
Average Annual Total Returns Since Inception*         5.35%             5.53%


* Inception date of Class A shares - April 6, 1995; inception date of Class B shares - April 14, 1994

                                    FEE TABLE
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares in any of the Fund's Portfolios.



Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)




                                                     Money                             U.S.
                                                    Market                           Treasury                Municipal
                                                   Portfolio                         Portfolio               Portfolio **

                                              Class A        Class B            Class A      Class B     Class A         Class B
                                            ------------     ---------         ----------    ---------   ---------      -----------


Management Fees*.....................          .12%           .12%                .12%        .12%        .12%           .12%
Distribution and Service (12b-1) Fees          .25%            None               .25%         None       .25%           None
Other Expenses......................           .13%           .13%                .12%        .12%        .13%           .13%
  Administration Fees*...............       .05%           .05%                .05%        .05%        .05%          .05%
Total Fund Operating Expenses                  .50%           .25%                .49%        .24%        .50%           .25%




* The Manager voluntarily waived a portion of the Investment Management Fees and Administration Fees with respect to both Class A and B shares for the Money Market Portfolio and U.S. Treasury Portfolio. After such waivers, the Investment Management Fees and Administration Fees (with respect to both Class A and Class B shares of both Portfolios) were as follows:
     Investment management Fees -  .10%
     Administration Fees - .02%
     Actual Total Fund Operating Expenses - .45% (for Class A shares); .20% (for Class B shares)
The Adviser or the Administrator, at their option, may terminate this fee waiver arrangement at any time.



Example


This Example is intended to help you compare the cost of investing in any of the Fund's portfolios with the cost of investing in other money market funds.


The Example assumes that you invest $10,000 in any of the portfolios of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                       1 Year     3 Years   5 Years    10 Years


   U.S. Treasury Portfolio Class A:       50        157        274         616
                           Class B:       25         77        135         306


   Money Market Portfolio  Class A:       51        160        280         628
                           Class B:       26         80        141         318



   Municipal Portfolio**   Class A:      51         160        280         628
                           Class B:      26          80        141         318

** At this time, the Municipal Portfolio of the Fund has not yet been activated by the Manager and expenses shown are at levels anticipated for the current fiscal year.

II. INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS


Investment Objectives
--------------------------------------------------------------------------------

    The Fund is a money market fund, which seeks to achieve the following investment objectives through its three portfolios.

     The investment objective of the U.S. Treasury Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     The investment objective of the Municipal Portfolio is to seek as high a level of tax exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     There can be no assurance that the Fund will achieve its investment objectives.


    The investment objectives of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of the Fund.


Principal Investment Strategies
--------------------------------------------------------------------------------

Generally


    In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in each individual portfolio of the Fund, on a dollar-weighted basis, will be 90 days or less.


    The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or are unrated securities but which have been determined by the Fund's Board of Trustees to be of comparable quality.


    Subsequent to its purchase by the Fund, the quality of an investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Trustees of the Fund shall reassess the security's credit risks and shall take such action as the Board of Trustees determines is in the best interest of the Fund and its shareholders. Reassessment is not required, however, if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Trustees is subsequently notified of the Manager's actions.


    Each portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer.


    The Fund's investment manager considers the following factors when buying and selling securities for each of the Portfolios: (i) availability of cash,
(ii) redemption requests, (iii) yield management, and (iv) credit management.


U.S. Treasury Portfolio


    The U.S. Treasury Portfolio is intended to attain the Fund's investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations. The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.


    The Portfolio's investments may include the following securities:

(i) United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii) Other United States Government Obligations: Marketable securities and instruments issued or guaranteed by the full faith and credit of the United

     States Government. Such obligations that are guaranteed by the full faith and credit of the United States Government include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii)Repurchase Agreements: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees wth the vendor to resell the security to the vendor at an agreed upon time and price.

    The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.


Money Market Portfolio


    The Money Market Portfolio intends to attain the Fund's investment objective through investments in the following securities.

(i) United States Government Securities: The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii) Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.


     The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets assets and which meet the quality criteria discussed above under "Principal Investment Strategies - Generally."

     The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest pubic reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio's investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the board of Trustees believes present minimal credit risks.

     The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Fund's total assets at the time of purchase.

     Eurodollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, that the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, that there may be difficulties in enforcing a judgment against a foreign issuer or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.




(iii) Variable Amount Master Demand Notes: The Money Market Portfolio may purchase variable amount master demand notes. These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under "Principal Investment Strategies Generally." The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.


(iv) Commercial Paper and Certain Debt Obligations: The Money Market Portfolio may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short term unsecured debt of corporations.

(v) Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to
[/R]
     resell the security to the vendor at an agreed upon time and price.


Municipal Portfolio

(i) Municipal Securities: The Municipal Portfolio may purchase municipal securities, including debt obligations issued to obtain funds for various public purposes (i.e., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel. Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other collateral federal income tax consequences.

(ii) Repurchase Agreements: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

For a more detailed description of (i) the securities that the Fund will invest in, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.


Risks
--------------------------------------------------------------------------------


    The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.


     Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets are less than in the United States. The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

     Since the Municipal Portfolio may contain municipal debt obligations,. the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

    As the Year 2000 approaches, an issue has emerged regarding how existing application software programs and operating systems can accommodate this date value. Failure to adequately address this issue could have potentially serious repercussions. The Manager is in the process of working with the Fund's service providers to prepare for the Year 2000. Based on information currently available, the Manager does not expect that the Fund will incur material costs to be Year 2000 compliant. Although the Manager does not anticipate that the Year 2000 issue will have a material impact on the Fund's ability to provide service at current levels, there can be no assurance that steps taken in preparation for the Year 2000 will be sufficient to avoid an adverse impact on the Fund. The Year 2000 problem may also adversely affect issuers of the securities contained in the Portfolios, to varying degrees based upon various factors, and thus may have a corresponding adverse affect on a Portfolio's performance. The Manager is unable to predict what affect, if any, the Year 2000 problem will have on such issuers. At this time, it is generally believed that municipal issuers and foreign issuers may be more vulnerable to Year 2000 issues or problems than will other issuers.



III. MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE



    The Fund's investment adviser is Reich & Tang Asset Management L.P. (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of June 30, 1999, the Manager was the investment manager, adviser or supervisor with respect to assets aggregating in excess of $13.6 billion. The Manager has been an investment adviser since 1970 and currently is manager of eighteen other registered investment companies. The Manager also advises pension trusts, profit-sharing trusts and endowments.



    Pursuant to the Investment Management Contract for each Portfolio, the Manager manages each Portfolio's securities and makes the decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund. Under the Investment Management Contract each of the Portfolios pay an annual management fee of .12%. The Manager, at its discretion may voluntarily waive all or a portion of the Management Fee.


    Pursuant to the Administrative Services Contract for each Portfolio, the Manager performs clerical, accounting supervision and office service functions for the Fund. The Manager provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Contract, the Manager receives an annual fee of .05% of each Portfolio's average daily net assets. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.

    In addition, Reich & Tang Distributors, Inc. (the "Distributor"), receives a fee equal to .25% per annum of the average daily net assets of the Class A shares of each Portfolio under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly.



    Investment management fees and operating expenses, which are attributable to both Classes of each Portfolio, will be allocated daily to each Class share based on the percentage of outstanding shares at the end of the day.



IV. SHAREHOLDER INFORMATION


    The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a charge for either sales or redemptions. All transactions in Fund shares are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from Participating Organizations and from investors directly.


Pricing of Fund Shares
--------------------------------------------------------------------------------


    The net asset value of each Class of each portfolio of the Fund's shares is determined as of 2:30 p.m., New York City time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except days on which the New York Stock Exchange is closed for trading. The net asset value of a Class is computed by dividing the value of the Fund's net assets for such Class (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding for such Class. The Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.



    The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities in a portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the

Board of Trustees will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.



    Shares will be issued as of the first determination of the Fund's net asset value per share made upon receipt of the investor's purchase order at the net asset value per share next determined after receipt of the purchase order. Except as described below in the case of certain Participating Organizations (see "Investment Through Participating Organizations" herein), an investor's funds will not be invested by the Fund during the period before the Fund's receipt of Federal Funds and its issuance of Fund shares.
The Fund reserves the right to reject any subscription to its shares.


    Shares are issued as of 2:30 p.m., New York City time, on any Fund Business Day, as defined herein, on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 2:30 p.m. Orders accompanied by Federal Funds and received after 2:30 p.m. on a Fund Business Day will not result in share issuance until the following Fund Business Day. Fund shares begin accruing income on the day the shares are issued to an investor.


Subscribing to the Fund
--------------------------------------------------------------------------------


    At the time of initial investment in the Fund, investors must elect on their subscription order form the Class of shares of the Portfolio in which they wish to invest. Subject to the Portfolios' initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting a separate subscription order form for each Portfolio.
Investors who purchase shares of the Portfolios from a Participating Organization that is compensated for its services by the Manager and the Distributor may purchase Class A shares of the Portfolios.


    Subject to the suggested minimum balance of $250,000 for an existing account, shareholders in the Fund may transfer all or a portion of their shares from one open Portfolio account to another open Portfolio account at any time. Any transfer into a Portfolio in which the shareholder does not have an open account must satisfy the Portfolio's initial investment minimum of $1,000,000. Shareholders will have a separate account with the Fund for each Portfolio in which they invest. Certificates for Fund shares will not be issued to an investor.


Purchase of Fund Shares
--------------------------------------------------------------------------------

    Investors purchasing shares through a Participating Organization with which they have an account become Class A shareholders. All other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly as Class B shareholders of the Fund. Class B shareholders do not receive the benefit of the servicing functions performed by a Participating Organization. Class B shares may also be offered to investors who purchase their shares through Participating Organizations who, because they may not be legally permitted to receive such as fiduciaries, do not receive compensation from the Distributor or the Manager.


    The minimum initial investment in the Fund for all classes of shares in each Portfolio is $1,000,000. The minimum amount for subsequent investments is $10,000.


    The Fund will provide each shareholder with a personalized monthly statement listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).


Investments Through Participating
Organizations--Purchase of Class A Shares
--------------------------------------------------------------------------------


    Participant Investors may, if they wish, invest in the Fund through the Participating Organizations with which they have accounts. "Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.


    Participating Organizations may confirm to their customers who are shareholders in the Fund ("Participant Investors") each purchase and redemption of Fund shares for the customers' accounts. Also, Participating Organizations may send periodic account statements to their customers showing (i) the total number of Fund shares owned by each customer as of the statement closing date,
(ii) purchases and redemptions of Fund shares by each customer during the period covered by the statement, and (iii) the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.


    Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Fund directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.


    In the case of qualified Participating Organizations, orders received by the Fund's transfer agent before 2:30 p.m., New York City time, on a Fund Business Day, without accompanying Federal Funds will result in the issuance of shares on that day only if the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 2:30 p.m., New York City time, on that day. Orders for which Federal Funds are received after 2:30 p.m., New York City time, will result in share issuance the following Fund Business Day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.


Initial Direct Purchases of Class B Shares
--------------------------------------------------------------------------------


    Investors who wish to invest in the Fund directly may obtain a current prospectus and the subscription order form necessary to open an account by telephoning the Fund at the following numbers:


    Within New York                   212-830-5220
    Outside New York (TOLL FREE)      800-221-3079


Mail


    Investors may send a check made payable to "Institutional Daily Income Fund" along with a completed subscription order form to:


    Institutional Daily Income Fund
    Reich & Tang Funds
    600 Fifth Avenue-8th Floor
    New York, New York 10020


    Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds. An investor's purchase order will not be accepted until the Fund receives Federal Funds.


Bank Wire


    To purchase shares of the Fund using the wire system for transmittal of money among banks, investors should first obtain a new account number by telephoning the Fund at 212-830-5220 (within New York) or at 800-221-3079 (outside

New York) and then instruct a member commercial bank to wire money immediately to:


    For U.S. Treasury Portfolio:


    Investors Fiduciary Trust Company
    ABA # 101003621
    Reich & Tang Funds

    DDA # 890752-9546

    For Institutional Daily Income Fund
    U.S. Treasury Portfolio
    Account of (Investor's Name)
    Account #



    For Money Market Portfolio:


    Investors Fiduciary Trust Company
    ABA # 101003621
    Reich & Tang Funds

    DDA # 890752-9546

    For Institutional Daily Income Fund
    Money Market Portfolio
    Account of (Investor's Name)
    Account #



    For Municipal Portfolio:


    Investors Fiduciary Trust Company
    ABA # 101003621
    Reich & Tang Funds

    DDA # 890752-9546

    For Institutional Daily Income Fund
    Municipal Portfolio
    Account of (Investor's Name)
    Account #



    The investor should then promptly complete and mail the subscription order form.


    Investors planning to wire funds should instruct their bank so the wire transfer can be accomplished on the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 2:30 p.m., New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.


 Personal Delivery


    Deliver a check made payable to "Institutional Daily Income Fund" along with a completed subscription order form to:


    Reich & Tang Mutual Funds
    600 Fifth Avenue-8th Floor
    New York, New York 10020]


Subsequent Purchases of Shares
--------------------------------------------------------------------------------


    Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:


    Institutional Daily Income Fund
    Mutual Funds Group
    P.O. Box 13232
    Newark, New Jersey 07101-3232


     There is a $10,000 minimum for subsequent purchases of shares. All payments should clearly indicate the shareholder's account number.


    Provided that the information on the subscription form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.


Redemption of Shares
--------------------------------------------------------------------------------


    A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Class of each Portfolio following receipt by the Fund's transfer agent of the redemption order (and any supporting documentation which it may require). Normally, payment for redeemed shares is made on the same Fund Business Day after the redemption is effected, provided the redemption request is received prior to 2:30 p.m., New York City time. However, redemption payments will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, which could take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.


    A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.


    When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve system or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.


Written Requests


    Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:


   Institutional Daily Income Fund
   c/o Reich & Tang Funds
   600 Fifth Avenue-8th Floor
   New York, New York 10020


    All previously issued certificates submitted for redemption must be endorsed by the shareholder and all written requests for redemption must be signed by the shareholder, in each case with signature guaranteed.


    Normally the redemption proceeds are paid by check and mailed to the shareholder of record.


Telephone


    The Fund accepts telephone requests for redemption from shareholders who elect this option on their subscription order form. The proceeds of a telephone redemption will be sent to the shareholder at its address or, to its bank account, as set forth in the subscription order form or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions.


    A shareholder making a telephone withdrawal should call the Fund at 212-830-5220; outside New York at 800-221-3079, and state: (i) the name of the shareholder appearing on the Fund's records, (ii) the shareholder's account number with the Fund, (iii) the amount to be withdrawn, and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address on the same Fund Business Day the redemption is effected, provided the redemption request is received before 2:30 p.m., New York City time and on the next Fund Business Day if the redemption request is received after 2:30 p.m., New York City time. The Fund may modify or discontinue the telephone redemption option at any time upon 60 days written notice to shareholders.


    There is no redemption charge, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholders' address of record. If a shareholder elects to redeem all the shares of the Fund he owns, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.

    The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted. Any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.


    The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in the shareholder's or his Participating Organization's account after a withdrawal is less than $250,000. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. During the notice period a shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase his total net asset value to the minimum amount. Shareholders who purchase shares under these circumstances are not subject to the normal $10,000 minimum for subsequent purchases.


Dividends and Distributions
--------------------------------------------------------------------------------


    The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.



    Distributions of long-term capital gains, if any, are paid by the U.S. Treasury and Money Market Portfolios at least once a year and, at the shareholder's option, are paid in cash or reinvested in additional shares of the Portfolio from which they were paid having an aggregate net asset value equal to the cash amount.



    All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.



    Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.


    While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, each Portfolio's net investment income (including net realized short-term capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund pays dividends monthly after the close of business on the last calendar day of each month or after the close of business on the previous Fund Business Day if the last calendar day of each month is not a Fund Business Day. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

    Because Class A shares bear the service fee under the Fund's 12b-1 Plan, the net income of and the dividends payable to the Class A shares will be lower than the net income of and dividends payable to the Class B shares of the Fund. Dividends paid to each Class of shares of each portfolio of the Fund will, however, be declared and paid on the same days at the same times and, except as noted with respect to the service fees payable under the Plan, will be determined in the same manner and paid in the same amounts.


Exchange Privilege
--------------------------------------------------------------------------------



    An investor may, without cost, exchange shares from the same Class of one Portfolio of the Fund into the same Class of any other Portfolio of the Fund, subject to the $1,000,000 minimum initial investment requirement per Portfolio, the availability of such shares and the maintenance of the suggested minimum balance of $250,000. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one Portfolio and purchases of another Portfolio and therefore the Portfolio's purchase and redemption procedures and requirements are applicable to exchanges.



    The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Before making an exchange, the investor should review the current prospectus of the investment company into which the exchange is being made. Prospectuses may be obtained by contacting Reich & Tang Distributors, Inc. at the address or telephone number listed on the cover of this Prospectus.


    Instructions for exchange may be made in writing to the Transfer Agent at the appropriate address listed herein or, for shareholders who have elected that option, by telephone. The Fund reserves the right to reject any exchange request and will notify shareholders accordingly.


Tax Consequences
--------------------------------------------------------------------------------



    The purchase of shares in the Fund will be the purchase of an asset and the shareholder's basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder's tax basis for the shares and the proceeds received on the sale. The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Code.


    The Fund intends to continue to qualify for special treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended, for each Portfolio. To qualify as a regulated investment company, each Portfolio must meet certain complex tests concerning its investments and distributions. For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to Federal income tax on income distributed to its shareholders in the form of dividends or capital gains distributions. Additionally, each Portfolio will not be subject to a Federal excise tax if the Portfolio distributes at least 98% of its ordinary income and 98% of its capital gain income to its shareholders. Dividends of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income but will not be eligible, in the case of corporate shareholders, for the dividend-received deduction.


     Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares. The Fund expects that distributions, as a result of its investment objectives, will consist primarily of ordinary income. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.


    The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with IRS regulations regarding the supplying of their taxpayer identification number and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on his application that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for previous underreporting to the IRS.


    Distributions from the U.S. Treasury Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to Federal, state or local taxes.



V.  DISTRIBUTION ARRANGEMENTS


Rule 12b-1 Fees
--------------------------------------------------------------------------------


     Investors do not pay a sales charge to purchase shares of the Fund. However, the Fund pays fees in connection with the distribution of shares and for services provided to the Class A shareholders only. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


    The Fund's Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only).


    Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.


    Under the Shareholder Servicing Agreement, the Distributor receives, with respect only to the Class A shares, a service fee equal to .25% per annum of each Portfolio's Class A shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. This fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Class A shares of each Portfolio. The Class B shareholders will not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a Shareholder Servicing Fee.



    The Plan and the Shareholder Servicing Agreements provide that the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Class A shares, and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.



    The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee and past profits for the following purposes: (i) to defray costs, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Class A shares of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Class A shares of the Fund; and (iii) to pay the costs of printing and distributing the Fund's Prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's Class A shares.



    The Plan also provides that the Distributor may make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Class A shares) and past profits, for the purposes enumerated in (i) in the preceding paragraph. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract in effect for that year or under the Shareholder Servicing Agreement in effect for that year.

VI.  FINANCIAL HIGHLIGHTS



This financial highlights table is intended to help you understand the financial performance of both classes of the U.S. Treasury Portfolio and the Money Market Portfolio for the past 5 years or shorter period depending on the inception date of the Portfolio. Certain information reflects financial results for a single Portfolio share. There are no financial highlights available for the Municipal Portfolio since this Portfolio is not yet offered for sale. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by McGladrey and Pullen, LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.




                                                                                U.S. Treasury Portfolio
                                                  --------------------------------------------------------------------------------
                                                           For the Year Ended March 31,                    November 29, 1995
CLASS A                                           ----------------------------------------------   (Commencement of Operations) to
-------                                             1999              1998                1997              March 31, 1996
                                                  --------          --------            --------            --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........   $   1.00          $   1.00            $   1.00              $   1.00
                                                   --------          --------            --------              --------
 Income from investment operations:
   Net investment income.......................       0.048             0.051               0.049                 0.017
 Less distributions:
   Dividends from net investment income........   (   0.048)        (   0.051)          (   0.049)            (   0.017)
                                                   --------          --------            --------              --------
 Net asset value, end of period................   $   1.00          $   1.00            $   1.00              $   1.0
                                                   ========          ========            ========              ========
 Total Return..................................       4.86%             5.24%               5.00%                 5.18%*
 Ratios/Supplemental Data:
 Net assets, end of period (000)...............   $  721,197        $  467,372          $  310,290             $ 291,747
 Ratios to average net assets:
   Expenses (net of fees waived)+..............       0.45%             0.42%               0.42%                 0.43%*
   Net investment income.......................       4.71%             5.12%               4.89%                 5.07%*
   Expenses paid indirectly....................       0.00%             0.00%               0.01%                 0.00%
   Management and administration fees waive....       0.04%             0.07%               0.05%                 0.08%*

                                                                             U.S. Treasury Portfolio
                                                    ---------------------------------------------------------------------------
                                                             For the Year Ended                          November 18, 1996
CLASS B                                             ------------------------------------             (Commencement of Sales) to
-------                                               1999                       1998                       March 31, 1997
                                                    ---------                 ---------                     --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........     $   1.00                   $  1.00                        $   1.00
                                                     --------                   -------                        --------
 Income from investment operations:
   Net investment income.......................         0.050                     0.054                           0.019
 Less distributions:
   Dividends from net investment income........     (   0.050)                 (  0.054)                      (   0.019)
                                                     --------                   -------                        --------
 Net asset value, end of period................     $   1.00                   $  1.00                        $   1.00
                                                     ========                   =======                        ========
 Total Return..................................         5.12%                     5.50%                           5.27%*
 Ratios/Supplemental Data:
 Net assets, end of period (000)...............     $   79,793                 $   6,833                      $    7,799
 Ratios to average net assets:
   Expenses (net of fees waived)+..............         0.20%                     0.17%                           0.17%*
   Net investment income.......................         4.73%                     5.37%                           5.14%*
   Expenses paid indirectly....................         0.00%                     0.00%                           0.01%*
   Management and administration fees waived...         0.04%                     0.07%                           0.05%*
   *  Annualized
   +  Includes expenses paid indirectly.

This financial highlights table is intended to help you understand the financial performance of both classes of the U.S. Treasury Portfolio and the Money Market Portfolio for the past 5 years or shorter period depending on the inception date of the Portfolio. Certain information reflects financial results for a single Portfolio share. There are no financial highlights available for the Municipal Portfolio since this Portfolio is not yet offered for sale. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by McGladrey and Pullen, LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.



                                                                  Money Market Portfolio
                                                  ----------------------------------------------------------------------------
                                                           For the Year Ended March 31,                    April 6, 1995
CLASS A                                           ----------------------------------------------    (Commencement of Sales) to
-------                                             1999              1998                1997              March 31, 1996
                                                  --------          --------            --------            --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...........  $  1.00           $  1.00            $   1.00              $   1.00
                                                   -------           -------            --------              --------
 Income from investment operations:
   Net investment income........................     0.050             0.053               0.050                 0.054
 Less distributions:
   Dividends from net investment income.........  (  0.050)         (  0.053)          (   0.050)            (   0.054)
                                                   -------           -------            --------              --------
 Net asset value, end of period.................  $  1.00           $  1.00            $   1.00              $   1.00
                                                   =======           =======            ========              ========
 Total Return...................................     5.12%             5.38%               5.16%                 5.58%*
 Ratios/Supplemental Data:
 Net assets, end of period (000)................  $ 282,258         $ 108,657          $   38,220            $      5
 Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+     0.45%             0.45%               0.42%                 0.41%*
   Net investment income........................     4.93%             5.25%               5.07%                 5.46%*
   Expenses paid indirectly.....................     0.00%             0.00%               0.01%                 0.04%*
   Management and administration fees waived....     0.05%             0.07%               0.09%                 0.13%*
   Expenses reimbursed..........................     0.00%             0.00%               0.00%                 0.03%*

                                                                             Money Market Portfolio
                                                  -------------------------------------------------------------------------------
                                                           For the Year Ended March 31,                    April 6, 1994
CLASS B                                           --------------------------------------------------   (Commencement of Sales) to
-------                                             1999          1998          1997          1996          March 31, 1995
                                                  --------      --------      --------      --------        --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...........  $  1.00       $  1.00       $  1.00       $  1.00            $  1.00
                                                   -------       -------       -------       -------            -------
 Income from investment operations:
   Net investment income........................     0.053         0.055         0.053         0.057              0.045
 Less distributions:
   Dividends from net investment income.........  (  0.053)     (  0.055)     (  0.053)     (  0.057)          (  0.045)
                                                   -------       -------       -------       -------            -------
 Net asset value, end of period.................  $  1.00       $  1.00       $  1.00       $  1.00            $  1.00
                                                   =======       =======       =======       =======            =======
 Total Return...................................     5.38%         5.64%         5.42%         5.85%              5.16%*
 Ratios/Supplemental Data:
 Net assets, end of period (000)................  $ 221,119     $ 227,893     $ 158,525     $ 127,282          $  35,857
 Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+     0.20%         0.20%         0.17%         0.16%              0.02%*
   Net investment income........................     5.27%         5.50%         5.29%         5.64%              5.14%*
   Expenses paid indirectly.....................     0.00%         0.00%         0.01%         0.04%              0.00%*
   Management and administration fees waived         0.05%         0.07%         0.09%         0.13%              0.13%*
   Expenses reimbursed..........................     0.00%         0.00%         0.00%         0.03%              0.25%*

   *  Annualized
   +  Includes expenses paid indirectly.

A Statement of Additional Information (SAI) dated August 3, 1999, and the Fund's Annual and Semi-Annual Reports include additional information about the Fund and its investments and are incorporated by reference into this prospectus. You may obtain the SAI, the Annual and Semi-Annual Reports and material incorporated by reference without charge by calling the Fund at 1-800-221-3079. To request other information, please call your financial intermediary or the Fund.


======================================================

                                                                   INSTITUTIONAL
                                                                    DAILY INCOME
                                                                            FUND

                                                                      PROSPECTUS
                                                                  August 3, 1999

                                                 Reich & Tang Distributors, Inc.
                                                                600 Fifth Avenue
                                                              New York, NY 10020
                                                                  (212) 830-5220

======================================================

A current SAI has been filed with the Securities and Exchange Commission. You may visit the Securities and Exchange Commission's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. These materials can also be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. In addition, copies of these materials may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C.
20549-6009.





811-8312



IDIF899P

INSTITUTIONAL DAILY INCOME FUND                             600 FIFTH AVENUE
                                                            NEW YORK, N.Y. 10020
                                                           (212) 830-5220

Pinnacle Class of Shares - Distributed through Mutual Securities, Inc.




PROSPECTUS
August 3, 1999


The investment objective of the U.S. Treasury Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.


The investment objective of the Municipal Portfolio is to seek as high a level of tax exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



   TABLE OF CONTENTS

2  Risk/Return Summary: Investments, Risks           11   Management, Organization and Capital Structure
   and Performance                                   11   Shareholder Information
6  Risk/Return Summary: Fee Table                    17   Tax Consequences
7  Investment Objectives, Principal Investment       17   Distribution Arrangements
   Strategies and Related Risks                      19   Financial Highlights


I. RISK/RETURN SUMMARY: INVESTMENTS, RISKS, AND PERFORMANCE

Investment Objectives
--------------------------------------------------------------------------------


    The Fund is composed of three portfolios - the U.S. Treasury Portfolio, the Money Market Portfolio, and the Municipal Portfolio (each a "Portfolio" and collectively, the "Portfolios").


    The investment objective of the U.S. Treasury Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.


    The  investment  objective of the  Municipal  Portfolio is to seek as high a
level  of  tax  exempt  current  income  to  the  extent   consistent  with  the
preservation of capital and the maintenance of liquidity.


    There is no assurance that the Portfolios will achieve their investment objectives.


Principal Investment Strategies
--------------------------------------------------------------------------------

    The Fund intends to achieve its investment objectives through three separate portfolios. Each Portfolio is a money market portfolio that invests in high quality and short-term debt instruments. The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share.


    Each Portfolio's strategy is as follows:


The U.S. Treasury Portfolio


    The U.S. Treasury Portfolio seeks to achieve its objective principally by investing in obligations backed by the full faith and credit of the Untied States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less.


The Money Market Portfolio


    The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.


The Municipal Portfolio


    This Portfolio seeks to achieve its objective principally by investing in obligations issued by states, territories and possessions of the Untied States and its political subdivisions, public authorities and other entities authorized to issue debt, the interest on which is exempt from regular Federal income tax. The Municipal Portfolio has not yet been activated and is not yet offered for sale or distribution.


Principal Risks
--------------------------------------------------------------------------------

Risks Common to all Portfolios:

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The value of the Fund's shares and the securities held by the Fund can each decline in value.

o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency.


Risks of Investing in the U.S. Treasury Portfolio:

o The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments. The yield and total return of the U.S. Treasury Portfolio is likely to be lower than that of the Money Market Portfolio.


Risks of Investing in the Money Market Portfolio:

o The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers and may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers.

Risks of Investing in the Municipal Portfolio:

o The Municipal Portfolio may contain municipal debt obligations. The value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations

Risk/Return Bar Chart And Table
--------------------------------------------------------------------------------



     The following bar charts and tables may assist in your decision to invest in a portfolio of the Fund. The bar charts show the change in the annual total returns of the Class B shares of the U.S. Treasury and the Money Market Portfolios over the last two calendar years for the U.S. Treasury Portfolio and over the last four calendar years for the Money Market Portfolio. The tables show the average annual returns of these two portfolios for the last one year period and since the inception of each Class of each of the Portfolios. The charts and tables show returns for a Class that is not offered by this Prospectus since as of December 31, 1998, there were no Pinnacle Shares offered by the Fund. The Class presented has substantially similar annual returns because the shares are invested in the same portfolio of securities. The returns may differ only to the extent that the Classes do not have the same expenses. A bar chart and table for the Municipal Portfolio will be provided once the Municipal Portfolio has been in existence for a full calendar year. While analyzing this information, please note that the Portfolios' past performance is not an indication of how the Fund will perform in the future. The current 7-day yield for the U.S. Treasury and the Money Market Portfolios may be obtained by calling the Fund toll-free at 1-800-221-3079.

Institutional Daily Income Fund U.S.Treasury Portfolio - Class B
                                                             Shares (1)(2)(3)(4)
================================================================================

[GRAPHIC OMITTED]

Calendar Year End   % Total Return
-----------------   ---------------

1997                5.43%
1998                5.33%

================================================================================




(1) The chart shows returns for the Class B shares of the Fund (which are not offered by this Prospectus) since as of December 31, 1998, there were no Pinnacle shares issued by the Fund. All Classes of the Fund will have substantially similar annual returns because the shares are invested in the same portfolio of security. These returns will differ only to the extent that the Classes do not have the same expenses. If the expenses of the Pinnacle shares are higher than the Class B shares, then your returns may be even lower.

(2) As of June 30, 1999, the Fund's U.S. Treasury Portfolio had a year-to-date return of 2.28%.

(3) The Fund's U.S. Treasury Portfolio's highest quarterly return was 1.38% for the quarter ended September 30, 1998; the lowest quarterly return was 1.13% for the quarter ended March 31, 1999.


(4) Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.





 Average Annual Total Returns - U. S. Treasury Portfolio


                                                            Class B


For the periods ended December 31, 1998

One Year                                                     5.33%
Average Annual Total Returns Since Inception *               5.38%



*    Inception date of Class B shares - November 18, 1996.

Institutional Daily Income Fund Money Market Portfolio - Class B
                                                              Shares(1)(2)(3)(4)
================================================================================

[GRAPHIC OMITTED]

Calendar Year End   % Total Return
-----------------   ---------------

1995                5.97%
1996                5.43%
1997                5.59%
1998                5.54%

================================================================================






(1) The chart shows returns for the Class B shares of the Fund (which are not offered by this Prospectus) since as of December 31, 1998, there were no Pinnacle shares issued by the Fund. All Classes of the Fund will have substantially similar annual returns because the shares are invested in the same portfolio of security. These returns will differ only to the extent that the Classes do not have the same expenses. If the expenses of the Pinnacle shares are higher than the Class B shares, then your returns may be even lower.

(2) As of June 30, 1998, the Fund's Money Market Portfolio had a year-to-date return of 2.43%.



(3) The Fund's Money Market Portfolio's highest quarterly return was 1.49% for the quarter ended June 30, 1995; the lowest quarterly return was 1.16% for the quarter ended September 30, 1994.

(4) Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.





Average Annual Total Returns - Money Market Portfolio


                                                         Class B

For the periods ended December 31, 1998

One Year                                                    5.54%
Average Annual Total Returns Since Inception*               5.53%



*    Inception date of Class B shares - April 14, 1994

                                    FEE TABLE
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares in any of the Fund's portfolios.


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


                                                          Class B Shares


                                                Money           U.S.
                                               Market         Treasury          Municipal
                                              Portfolio       Portfolio         Portfolio**

Management Fees*....................            .12%             .12%             .12%
Distribution and Service (12b-1) Fees           None             None             None
Other Expenses*.....................            .13%             .12%             .13%
  Administration Fees...............        .05%           .05%             .05%
Total Fund Operating Expenses.......            .25%             .24%             .25%



* Estimated because there were no Pinnacle shares issued during the fiscal year ended March 31, 1998. The Manager may voluntarily waive a portion of the Investment Management Fees or the Fund may receive reimbursements of certain Other Expenses for the Money Market Portfolio and U.S. Treasury Portfolio. The Adviser, at its option, may terminate this fee waiver arrangement at any time.



Example


This Example is intended to help you compare the cost of investing in any of the Fund's portfolios with the cost of investing in other money market funds.


The Example assumes that you invest $10,000 in any of the portfolios of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                    Pinnacle Shares



                                   1 Year      3 Years     5 Years     10 Years
                                   ------      -------     --------    --------


   U.S. Treasury Portfolio:           25          77          135       306

   Money Market Portfolio:            26          80          141       318

   Municipal Portfolio **:            26          80          141       318


   ** At this time, the Municipal Portfolio of the Fund has not yet been activated by the Manager and expenses shown are at levels anticipated for the current fiscal year.

II. INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS


Investment Objectives
--------------------------------------------------------------------------------

    The Fund is a money market fund, which seeks to achieve the following investment objectives through its three portfolios.

     The investment objective of the U.S. Treasury Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     The investment objective of the Municipal Portfolio is to seek as high a level of tax exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     There can be no assurance that the Fund will achieve its investment objectives.


    The investment objectives of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of the Fund.


Principal Investment Strategies
--------------------------------------------------------------------------------

Generally


    In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in each individual portfolio of the Fund, on a dollar-weighted basis, will be 90 days or less.


    The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or are unrated securities but which have been determined by the Fund's Board of Trustees to be of comparable quality.


    Subsequent to its purchase by the Fund, the quality of an investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Trustees of the Fund shall reassess the security's credit risks and shall take such action as the Board of Trustees determines is in the best interest of the Fund and its shareholders. Reassessment is not required, however, if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Trustees is subsequently notified of the Manager's actions.


    Each portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer.


    The Fund's investment manager considers the following factors when buying and selling securities for each of the Portfolios: (i) availability of cash,
(ii) redemption requests, (iii) yield management, and (iv) credit management.


U.S. Treasury Portfolio


    The U.S. Treasury Portfolio is intended to attain the Fund's investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations. The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.


    The Portfolio's investments may include the following securities:

(i) United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii) Other United States Government Obligations: Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations that are guaranteed by the full faith and credit of the United States Government include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business

     Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii)Repurchase Agreements: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees wth the vendor to resell the security to the vendor at an agreed upon time and price.

    The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.


Money Market Portfolio


    The Money Market Portfolio intends to attain the Fund's investment objective through investments in the following securities.

(i) United States Government Securities: The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii) Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.


     The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets assets and which meet the quality criteria discussed above under "Principal Investment Strategies - Generally."

     The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest pubic reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio's investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the board of Trustees believes present minimal credit risks.

     The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Fund's total assets at the time of purchase.

     Eurodollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, that the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, that there may be difficulties in enforcing a judgment against a foreign issuer or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.


(iii) Variable Amount Master Demand Notes: The Money Market Portfolio may purchase variable amount master demand notes. These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under "Principal Investment Strategies Generally." The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.


(iv) Commercial Paper and Certain Debt Obligations: The Money Market Portfolio may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short term unsecured debt of corporations.

(v) Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.


Municipal Portfolio

(i) Municipal Securities: The Municipal Portfolio may purchase municipal securities, including debt obligations issued to obtain funds for various public purposes (i.e., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel. Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other collateral federal income tax consequences.

(ii) Repurchase Agreements: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

For a more detailed description of (i) the securities that the Fund will invest in, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.


Risks
--------------------------------------------------------------------------------


    The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.


     Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets are less than in the United States. The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

     Since the Municipal Portfolio may contain municipal debt obligations,. the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

    As the Year 2000 approaches, an issue has emerged regarding how existing application software programs and operating systems can accommodate this date value. Failure to adequately address this issue could have potentially serious repercussions. The Manager is in the process of working with the Fund's service providers to prepare for the Year 2000. Based on information currently available, the Manager does not expect that the Fund will incur material costs to be Year 2000 compliant. Although the Manager does not anticipate that the Year 2000 issue will have a material impact on the Fund's ability to provide service at current levels, there can be no assurance that steps taken in preparation for the Year 2000 will be sufficient to avoid an adverse impact on the Fund. The Year 2000 problem may also adversely affect issuers of the securities contained in the Portfolios, to varying degrees based upon various factors, and thus may have a corresponding adverse affect on a Portfolio's performance. The Manager is unable to predict what affect, if any, the Year 2000 problem will have on such issuers. At this time, it is generally believed that municipal issuers and foreign issuers may be more vulnerable to Year 2000 issues or problems than will other issuers.



III. MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE



    The Fund's investment adviser is Reich & Tang Asset Management L.P. (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of June 30, 1999, the Manager was the investment manager, adviser or supervisor with respect to assets aggregating in excess of $13.6 billion. The Manager has been an investment adviser since 1970 and currently is manager of eighteen other registered investment companies. The Manager also advises pension trusts, profit-sharing trusts and endowments.



    Pursuant to the Investment Management Contract for each Portfolio, the Manager manages each Portfolio's securities and makes the decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund. Under the Investment Management Contract each of the Portfolios pay an annual management fee of .12%. The Manager, at its discretion may voluntarily waive all or a portion of the Management Fee.


    Pursuant to the Administrative Services Contract for each Portfolio, the Manager performs clerical, accounting supervision and office service functions for the Fund. The Manager provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Contract, the Manager receives an annual fee of .05% of each Portfolio's average daily net assets. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.


     In addition, Reich & Tang Distributors, Inc. (the "Distributor"), receives a fee equal to .25% per annum of the average daily net assets of the Class A shares of each Portfolio under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly.



    Investment management fees and operating expenses, which are attributable to both Classes of each Portfolio, will be allocated daily to each Class share based on the percentage of outstanding shares at the end of the day.



IV. SHAREHOLDER INFORMATION



    The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a charge for either sales or redemptions. All transactions in Fund shares are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from Participating Organizations, Mutual Securities, Inc. ("MSI") and from dealers with whom MSI has entered into agreements for these purposes.



Pricing of Fund Shares
--------------------------------------------------------------------------------


    The net asset value of each Class of each portfolio of the Fund's shares is determined as of 2:30 p.m., New York City time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except days on which the New York Stock Exchange is closed for trading. The net asset value of a Class is computed by dividing the value of the Fund's net assets for such Class (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding for such Class. The Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.



    The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities in a portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.



    Shares will be issued as of the first determination of the Fund's net asset value per share made upon receipt of the investor's purchase order at the net asset value per share next determined after receipt of the purchase order. Except as described below in the case of certain Participating Organizations (see "Investment Through Participating Organizations" herein), an investor's funds will not be invested by the Fund during the period before the Fund's receipt of Federal Funds and its issuance of Fund shares. The Fund reserves the right to reject any subscription to its shares.


    Shares are issued as of 2:30 p.m., New York City time, on any Fund Business Day, as defined herein, on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 2:30 p.m. Orders accompanied by Federal Funds and received after 2:30 p.m. on a Fund Business Day will not result in share issuance until the following Fund Business Day. Fund shares begin accruing income on the day the shares are issued to an investor.


Subscribing to the Fund
--------------------------------------------------------------------------------

    At the time of initial investment in the Fund, investors must elect on their subscription order form the Class of shares of the Portfolio in which they wish to invest. Subject to the Portfolios' initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting a separate subscription order form for each Portfolio.
Investors who purchase shares of the Portfolios from a Participating Organization that is compensated for its services by the Manager and the Distributor may purchase Class A shares of the Portfolios.


    Subject to the suggested minimum balance of $250,000 for an existing account, shareholders in the Fund may transfer all or a portion of their shares from one open Portfolio account to another open Portfolio account at any time. Any transfer into a Portfolio in which the shareholder does not have an open account must satisfy the Portfolio's initial investment minimum of $1,000,000. Shareholders will have a separate account with the Fund for each Portfolio in which they invest. Certificates for Fund shares will not be issued to an investor.


Purchase of Pinnacle Shares
--------------------------------------------------------------------------------



     Only Pinnacle shares are offered through this Prospectus. Investors may invest in Pinnacle shares through MSI and through dealers with whom MSI has entered into agreements for the purposes described herein. All other investors, and investors who have accounts with Participating Organizations but who do not wish to invest in the Fund through their Participating Organizations, may invest in the Fund directly as Class B shareholders of the Fund and not receive the benefit of the servicing functions performed by a Participating Organization. Class B shares may also be offered to investors who purchase their shares through other Participating Organizations who do not receive compensation from the Distributor or the Manager because they may not be legally permitted to receive such as fiduciaries. The Manager pays the expenses incurred in the distribution of Class B shares. Participating Organizations whose clients become Class B shareholders will not receive compensation from the Manager or Distributor for the servicing they may provide to their clients. With respect to all Classes of shares, the minimum initial investment in the Fund with respect to each Portfolio is $1,000,000. The minimum amount for subsequent investments is $10,000 for all shareholders.



Investments Through Participating
Organizations
--------------------------------------------------------------------------------



    Participant Investors may, if they wish, invest in the Fund through the Participating Organizations, such as MSI, with which they have accounts.
"Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.



    Participating Organizations may confirm to their customers who are shareholders in the Fund ("Participant Investors") each purchase and redemption of Fund shares for the customers' accounts. Also, Participating Organizations may send periodic account statements to their customers showing (i) the total number of Fund shares owned by each customer as of the statement closing date,
(ii) purchases and redemptions of Fund shares by each customer during the period covered by the statement, and (iii) the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.


    Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Fund directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.


    In the case of qualified Participating Organizations, orders received by the Fund's transfer agent before 2:30 p.m., New York City time, on a Fund Business Day, without accompanying Federal Funds will result in the issuance of shares on that day only if the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 2:30 p.m., New York City time, on that day. Orders for which Federal Funds are received after 2:30 p.m., New York City time, will result in share issuance the following Fund Business Day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.


Initial Purchases of Pinnacle Shares
--------------------------------------------------------------------------------


    Investors who wish to invest in the Fund directly may obtain a current prospectus and the subscription order form necessary to open an account by telephoning the Fund at the following numbers:


    Within New York                   212-830-5220
    Outside New York (TOLL FREE)      800-221-3079


Mail


    Investors may send a check made payable to "Institutional Daily Income Fund" along with a completed subscription order form to:



    Pinnacle Shares of Institutional
    Daily Income Fund
    c/o Mutual Securities, Inc.

    P.O. Box 260208
    Encino, CA  91426-0208


    Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds. An investor's purchase order will not be accepted until the Fund receives Federal Funds.


Bank Wire



    To purchase Pinnacle shares of the Fund using the wire system for transmittal of money among banks, investors should first obtain a new account number by telephoning Mutual Securities, Inc. at (818) 906-0881 and then instruct a member commercial bank to wire money immediately to:



    Chase Manhattan Bank, New York, NY

    ABA # 021000021
    Account of National Financial
    Acct. #066196-221
    for further credit to: (Brokerage Account No.)
    Customer name:


    The investor should then promptly complete and mail the subscription order form.


    Investors planning to wire funds should instruct their bank so the wire transfer can be accomplished on the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 2:30 p.m., New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.


Subsequent Purchases of Shares
--------------------------------------------------------------------------------


    Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:



    Pinnacle Shares of Institutional
    Daily Income Fund
    c/o Mutual Securities, Inc.

    P.O. Box 260208
    Encino, CA  91426-0208


    There is a $10,000 minimum for subsequent purchases of shares. All payments should clearly indicate the shareholder's account number.


    Provided that the information on the subscription form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.


Redemption of Shares
--------------------------------------------------------------------------------


    A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Class of each Portfolio following receipt by the Fund's transfer agent of the redemption order (and any supporting documentation which it may require). Normally, payment for redeemed shares is made on the same Fund Business Day after the redemption is effected, provided the redemption request is received prior to 2:30 p.m., New York City time. However, redemption payments will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, which could take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.


    A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.


    When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve system or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.


Written Requests


    Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:



    Pinnacle Shares of Institutional
    Daily Income Fund
    c/o Mutual Securities, Inc.

    P.O. Box 260208
    Encino, CA  91426-0208


    All previously issued certificates submitted for redemption must be endorsed by the shareholder and all written requests for redemption must be signed by the shareholder, in each case with signature guaranteed.

    Normally the redemption proceeds are paid by check and mailed to the shareholder of record.


Telephone


    The Fund accepts telephone requests for redemption from shareholders who elect this option on their subscription order form. The proceeds of a telephone redemption will be sent to the shareholder at its address or, to its bank account, as set forth in the subscription order form or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions.


    A shareholder making a telephone withdrawal should call the Fund at 212-830-5220; outside New York at 800-221-3079, and state: (i) the name of the shareholder appearing on the Fund's records, (ii) the shareholder's account number with the Fund, (iii) the amount to be withdrawn, and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address on the same Fund Business Day the redemption is effected, provided the redemption request is received before 2:30 p.m., New York City time and on the next Fund Business Day if the redemption request is received after 2:30 p.m., New York City time. The Fund may modify or discontinue the telephone redemption option at any time upon 60 days written notice to shareholders.


    There is no redemption charge, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholders' address of record. If a shareholder elects to redeem all the shares of the Fund he owns, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.


    The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted. Any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.


    The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in the shareholder's or his Participating Organization's account after a withdrawal is less than $250,000. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. During the notice period a shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase his total net asset value to the minimum amount. Shareholders who purchase shares under these circumstances are not subject to the normal $10,000 minimum for subsequent purchases.

Dividends and Distributions
--------------------------------------------------------------------------------



    The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.


    Distributions of long-term capital gains, if any, are paid by the U.S. Treasury and Money Market Portfolios at least once a year and, at the shareholder's option, are paid in cash or reinvested in additional shares of the Portfolio from which they were paid having an aggregate net asset value equal to the cash amount.


    All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash.


    Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.


    While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, each Portfolio's net investment income (including net realized short-term capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund pays dividends monthly after the close of business on the last calendar day of each month or after the close of business on the previous Fund Business Day if the last calendar day of each month is not a Fund Business Day. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.


    Because Class A shares bear the service fee under the Fund's 12b-1 Plan, the net income of and the dividends payable to the Class A shares will be lower than the net income of and dividends payable to the Class B shares of the Fund. Dividends paid to each Class of shares of each portfolio of the Fund will, however, be declared and paid on the same days at the same times and, except as noted with respect to the service fees payable under the Plan, will be determined in the same manner and paid in the same amounts.


Exchange Privilege
--------------------------------------------------------------------------------


    An investor may, without cost, exchange shares from the same Class of one Portfolio of the Fund into the same Class of any other Portfolio of the Fund, subject to the $1,000,000 minimum initial investment requirement per Portfolio, the availability of such shares and the maintenance of the suggested minimum balance of $250,000. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one Portfolio and purchases of another Portfolio and therefore the Portfolio's purchase and redemption procedures and requirements are applicable to exchanges.


    The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Before making an exchange, the investor should review the current prospectus of the investment company into which the exchange is being made. Prospectuses may be obtained by contacting Reich & Tang Distributors, Inc. at the address or telephone number listed on the cover of this Prospectus.


    Instructions for exchange may be made in writing to the Transfer Agent at the appropriate address listed herein or, for shareholders who have elected that option, by telephone. The Fund reserves the right to reject any exchange request and will notify shareholders accordingly.


Tax Consequences
--------------------------------------------------------------------------------


    The purchase of shares in the Fund will be the purchase of an asset and the shareholder's basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder's tax basis for the shares and the proceeds received on the sale. The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Code.


    The Fund intends to continue to qualify for special treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended, for each Portfolio. To qualify as a regulated investment company, each Portfolio must meet certain complex tests concerning its investments and distributions. For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to Federal income tax on income distributed to its shareholders in the form of dividends or capital gains distributions. Additionally, each Portfolio will not be subject to a Federal excise tax if the Portfolio distributes at least 98% of its ordinary income and 98% of its capital gain income to its shareholders. Dividends of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income but will not be eligible, in the case of corporate shareholders, for the dividend-received deduction.


     Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares. The Fund expects that distributions, as a result of its investment objectives, will consist primarily of ordinary income. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.


    The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with IRS regulations regarding the supplying of their taxpayer identification number and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on his application that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for previous underreporting to the IRS.


    Distributions from the U.S. Treasury Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to Federal, state or local taxes.




V.  DISTRIBUTION ARRANGEMENTS


Rule 12b-1 Fees
--------------------------------------------------------------------------------


     Investors do not pay a sales charge to purchase shares of the Fund. However, the Fund pays fees in connection with the distribution of shares and for services provided to the Class A shareholders only. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


    The Fund's Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only).


    Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.



    Under the Shareholder Servicing Agreement, the Distributor receives, with respect only to the Class A shares, a service fee equal to .25% per annum of each Portfolio's Class A shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. This fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Class A shares of each Portfolio. The Class B shareholders will not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a Shareholder Servicing Fee.


    The Plan and the Shareholder Servicing Agreement provide that the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Class A shares, and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.



    The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee and past profits for the following purposes: (i) to defray costs, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Class A shares of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Class A shares of the Fund; and (iii) to pay the costs of printing and distributing the Fund's Prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's Class A shares.



    The Plan also provides that the Distributor may make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Class A shares) and past profits, for the purposes enumerated in (i) in the preceding paragraph. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract in effect for that year or under the Shareholder Servicing Agreement in effect for that year.

VI.  FINANCIAL HIGHLIGHTS

This financial highlights table is intended to help you understand the financial performance of both classes of the U.S. Treasury Portfolio and the Money Market Portfolio for the past 5 years or shorter period depending on the inception date of the Portfolio. Certain information reflects financial results for a single Portfolio share. The highlights reflect an investment in the Class B shares of the Fund since there were no Pinnacle shares issued during the periods covered by this table. There are no financial highlights available for the Municipal Portfolio since this Portfolio is not yet offered for sale. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by McGladrey and Pullen, LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

                                                                             U.S. Treasury Portfolio
                                                    ---------------------------------------------------------------------------
                                                             For the Year Ended March 31,                November 18, 1996
CLASS B                                             ------------------------------------             (Commencement of Sales) to
-------                                               1999                       1998                       March 31, 1997
                                                    ---------                 ---------                     --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........     $   1.00                   $  1.00                        $   1.00
                                                     --------                   -------                        --------
 Income from investment operations:
   Net investment income.......................         0.050                     0.054                           0.019
 Less distributions:
   Dividends from net investment income........     (   0.050)                 (  0.054)                      (   0.019)
                                                     --------                   -------                        --------
 Net asset value, end of period................     $   1.00                   $  1.00                        $   1.00
                                                     ========                   =======                        ========
 Total Return..................................         5.12%                     5.50%                           5.27%*
 Ratios/Supplemental Data:
 Net assets, end of period (000)...............     $   79,793                 $   6,833                      $    7,799
 Ratios to average net assets:
   Expenses (net of fees waived)+..............         0.20%                     0.17%                           0.17%*
   Net investment income.......................         4.73%                     5.37%                           5.14%*
   Expenses paid indirectly....................         0.00%                     0.00%                           0.01%*
   Management and administration fees waived...         0.04%                     0.07%                           0.05%*

                                                                             Money Market Portfolio
                                                  -------------------------------------------------------------------------------
                                                           For the Year Ended March 31,                    April 6, 1994
CLASS B                                           --------------------------------------------------   (Commencement of Sales) to
-------                                             1999          1998          1997          1996          March 31, 1995
                                                  --------      --------      --------      --------        --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...........  $  1.00       $  1.00       $  1.00       $  1.00            $  1.00
                                                   -------       -------       -------       -------            -------
 Income from investment operations:
   Net investment income........................     0.053         0.055         0.053         0.057              0.045
 Less distributions:
   Dividends from net investment income.........  (  0.053)     (  0.055)     (  0.053)     (  0.057)          (  0.045)
                                                   -------       -------       -------       -------            -------
 Net asset value, end of period.................  $  1.00       $  1.00       $  1.00       $  1.00            $  1.00
                                                   =======       =======       =======       =======            =======
 Total Return...................................     5.38%         5.64%         5.42%         5.85%              5.16%*
 Ratios/Supplemental Data:
 Net assets, end of period (000)................  $ 221,119     $ 227,893     $ 158,525     $ 127,282          $  35,857
 Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+     0.20%         0.20%         0.17%         0.16%              0.02%*
   Net investment income........................     5.27%         5.50%         5.29%         5.64%              5.14%*
   Expenses paid indirectly.....................     0.00%         0.00%         0.01%         0.04%              0.00%*
   Management and administration fees waived         0.05%         0.07%         0.09%         0.13%              0.13%*
   Expenses reimbursed..........................     0.00%         0.00%         0.00%         0.03%              0.25%*

   *  Annualized
   +  Includes expenses paid indirectly.

A Statement of Additional Information (SAI) dated August 3, 1999, and the Fund's Annual and Semi-Annual Reports include additional information about the Fund and its investments and are incorporated by reference into this prospectus. You may obtain the SAI, the Annual and Semi-Annual Reports and material incorporated by reference without charge by calling the Fund at 1-800-221-3079. To request other information, please call your financial intermediary or the Fund.


======================================================


                                                                   INSTITUTIONAL
                                                                    DAILY INCOME
                                                                            FUND


                                                        Pinnacle Class of Shares


                                                                      PROSPECTUS
                                                                  August 3, 1999


                                    Distributed by:      Mutual Securites, Inc.
                                                         P.O. Box 260208
                                                         Encino, CA  91426-0208
                                                         (800) 750-STOCK


======================================================

A current SAI has been filed with the Securities and Exchange Commission. You may visit the Securities and Exchange Commission's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. These materials can also be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. In addition, copies of these materials may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C.
20549-6009.




811-8312


PIDIF899P

INSTITUTIONAL DAILY INCOME FUND
                                            600 Fifth Avenue, New York, NY 10020
                                            (212) 830-5220

================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION
                                 August 3, 1999

                 RELATING TO THE INSTITUTIONAL DAILY INCOME FUND
                         PROSPECTUS DATED AUGUST 3, 1999
            AND THE PINNACLE CLASS OF SHARES OF INSTITUTIONAL DAILY INCOME FUND
                         PROSPECTUS DATED AUGUST 3, 1999


This Statement of Additional Information (SAI) is not a Prospectus. The SAI expands upon and supplements the information contained in the current Prospectuses of Institutional Daily Income Fund (the "Fund"), dated August 3, 1999, and should be read in conjunction with each Prospectus.


A Prospectus may be obtained from any Participating Organization or by writing or calling the Fund toll-free at 1-(800) 221-3079. The Financial Statements of the Fund have been incorporated by reference to the Fund's Annual Report. The Annual Report is available, without charge, upon request by calling the toll-free number provided. The material relating to Purchase, Redemption, and Pricing of Shares has been incorporated by reference to the Prospectus of each Class of shares.


You may obtain a Prospectus for the Pinnacle Class of shares of the Fund by writing or calling the Fund toll-free at 1-800-221-3079.



This Statement of Additional Information is incorporated by reference into the Fund's Prospectus in its entirety.


                                              Table of Contents
------------------------------------------------------------------------------------------------------------------------
Fund History.........................................2      Capital Stock and Other Securities......................17
Description of the Fund and its Investments and             Purchase, Redemption and Pricing of Shares..............18
  Risks..............................................2      Taxation of the Fund....................................19
Management of the Fund..............................10      Underwriters............................................20
Control Persons and Principal Holders of                    Calculation of Performance Data.........................20
  Securities........................................12      Financial Statements....................................21
Investment Advisory and Other Services..............13      Description of Ratings..................................22
Brokerage Allocation and Other Practices............17
------------------------------------------------------------------------------------------------------------------------


I.  FUND HISTORY


The Fund was incorporated on January 20, 1994 in the state of Massachusetts.


II.  DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS


The Fund is a diversified, no-load, open-end management investment company consisting of three managed portfolios of money market instruments (the
"Portfolios"). The investment objective of the Fund's Portfolios is to seek as high a level of current income (or current tax exempt income for the Municipal Portfolio) to the extent consistent with preserving capital and maintaining liquidity. The Portfolios were designed to meet the short-term investment needs of corporate and institutional investors. No assurance can be given that these objectives will be achieved.


The following discussion expands upon the description of the Fund's investment objectives and policies in the Prospectus.


Credit Ratings and Risks


The Money Market and Municipal Portfolios may only purchase United States dollar-denominated securities that have been determined by the Fund's Board of Trustees to present minimal credit risks and that are Eligible Securities at the time of acquisition. The term Eligible Securities means: (i) securities which have or are deemed to have remaining maturities of 397 days or less and rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or in such categories by the only NRSRO that has rated the Municipal Obligations (collectively, the "Requisite NRSROs"); or (ii) unrated securities determined by the Fund's Board of Trustees to be of comparable quality. In addition, securities which have or are deemed to have remaining maturities of 397 days or less but that at the time of issuance were long-term securities (i.e. with maturities greater than 366 days) are deemed unrated and may be purchased if such had received a long-term rating from the Requisite NRSROs in one of the three highest rating categories. Provided, however, that such may not be purchased if it (i) does not satisfy the rating requirements set forth in the preceding sentence and (ii) has received a long-term rating from any NRSRO that is not within the three highest long-term rating categories. A determination of comparability by the Board of Trustees is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the securities. While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, ("S&P") and Moody's Investors Service, Inc. ("Moody's"). The two highest ratings by S&P and Moody's are "AAA" and "AA" by S&P in the case of long-term bonds and notes or "Aaa" and "Aa" by Moody's in the case of bonds; "SP-1" and "SP-2" by S&P or "MIG-1" and "MIG-2" by Moody's in the case of notes; "A-1" and "A-2" by S&P or "Prime-1" and "Prime-2" by Moody's in the case of tax-exempt commercial paper. The highest rating in the case of variable and floating demand notes is "VMIG-1" by Moody's or "SP-1/AA" by S&P. Such instruments may produce a lower yield than would be available from less highly rated instruments.


All investments by the Fund will mature or will be deemed to mature within 397 days or less from the date of acquisition and the average maturity of the Fund portfolio (on a dollar-weighted basis) will be 90 days or less. The maturities of variable rate demand instruments held in the Fund's portfolio will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.


Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Trustees of the Fund shall promptly reassess whether the security presents minimal credit risks and shall cause the Fund to take such action as the Board of Trustees determines is in the best interest of the Fund and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Trustees is subsequently notified of the Manager's actions.


In addition, in the event that a security (i) is in default, (ii) ceases to be an Eligible Security under Rule 2a-7 of the 1940 Act or (iii) is determined to no longer present minimal credit risks, or an event of insolvency occurs with respect to the issues of a portfolio security or the provider of any Demand Feature or Guarantee, the Fund will dispose of the security absent a determination by the Fund's Board of Trustees that disposal of the security would not be in the best interests of the Fund. Disposal of the security shall occur as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Fund's total assets, the Fund shall promptly notify the SEC of such fact and of the actions that the Fund intends to take in response to the situation.


Foreign Securities


The Money Market Portfolio may invest in certain foreign securities. Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks from those affecting obligations of United States domestic issuers. There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Foreign securities markets have substantially less volume than national securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Money Market Portfolio by domestic companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.



Repurchase Agreements


Investments by the Fund in repurchase agreements are made in accordance with procedures established by the Fund providing that the securities serving as collateral for each repurchase agreement are delivered to the Fund's custodian either physically or in book entry form and that the collateral is marked to the market with sufficient frequency to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs the risk of loss with respect to his investment in the event of a default by the issuer if, at the time of default, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. Were a default to occur, the Fund would look to the collateral securing the repurchase agreement to recover its entire investment. In the event that a vendor defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral are less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses in selling the collateral. The Fund enters into repurchase agreements only with member banks of the Federal Reserve System and "primary dealers" (as designated by the Federal Reserve Bank of New York) in United States government securities. In the view of the management of the Fund, the restrictions and procedures described above which govern the Fund's investments in repurchase agreements substantially minimize the Fund's risk of losses in making those investments. Repurchase agreements may be considered to be loans under the Investment Company Act of 1940, as amended (the "1940 Act").


Reverse Repurchase Agreements


Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to an agreement to repurchase the securities at an agreed upon price and date. The U.S. Treasury Portfolio is permitted to enter into reverse repurchase agreements for liquidity purposes or when it is able to purchase other securities which will produce more income than the cost of the agreement. Each Portfolio that is permitted to enter into reverse repurchase agreements may do so only with those member banks of the Federal Reserve System and broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New

York whose creditworthiness has been reviewed and found to meet the investment criteria of the Portfolio. When engaging in reverse repurchase transactions, the Fund will maintain, in a segregated account with its Custodian, securities equal in value to those subject to the agreement. These agreements are considered to be borrowings and therefore are included in the asset restriction contained under "Investment Restrictions" relating to borrowings which allows a Portfolio to borrow money from banks for extraordinary or emergency purposes and to engage in reverse repurchase agreements provided that such in the aggregate do not exceed one-third of the value of the total assets of that Portfolio less its liabilities. Any Portfolio that utilizes reverse repurchase agreements to this extent may be considered to be leveraging its portfolio; however, since the Portfolios are required to maintain segregated accounts to cover their positions on these reverse repurchase agreements, the risks inherent in this leveraging technique are minimized.


The Portfolio could experience delays in recovering securities in the event of the bankruptcy of the other party to a reverse repurchase agreement and could experience a loss to the extent that the value of the securities may have decreased in the meantime.


Variable Rate Demand Instruments


The Money Market Portfolio and Municipal Portfolio may purchase variable rate demand instruments. Variable rate demand instruments that the Portfolios will purchase are tax exempt Municipal Securities or taxable (variable amount master demand notes) debt obligations that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.


The variable rate demand instruments in which the Portfolios may invest are payable on not more than thirty calendar days' notice either on demand or at specified intervals not exceeding one year depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and their adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Fund will decide which variable rate demand instruments it will purchase in accordance with procedures prescribed by its Board of Trustees to minimize credit risks. A Portfolio utilizing the amortized cost method of valuation may only purchase variable rate demand instruments if (i) the instrument is subject to an unconditional demand feature, exercisable by the Portfolio in the event of default in the payment of principal or interest on the underlying securities, which itself qualifies as a First Tier Eligible Security or (ii) the instrument is not subject to an unconditional demand feature but does qualify as a First Tier Eligible Security and has a long-term rating by the Requisite NRSROs in one of the two highest rating categories or, if unrated, is determined to be of comparable quality by the Fund's Board of Trustees. If an instrument is ever deemed to be of less than high quality, the Portfolio either will sell it in the market or exercise the demand feature.


The variable rate demand instruments that the Portfolios may invest in include participation certificates purchased by the Portfolios from banks, insurance companies or other financial institutions in fixed or variable rate, tax-exempt Municipal Securities (expected to be concentrated in IRBs) or taxable debt obligations (variable amount master demand notes) owned by such institutions or affiliated organizations. A participation certificate gives the Portfolios an undivided interest in the obligation in the proportion that the Portfolio's participation interest bears to the total principal amount of the obligation and provides the demand repurchase feature described below. Where the institution issuing the participation does not meet the Portfolio's high quality standards, the participation is backed by an irrevocable letter of credit or guaranty of a bank (which may be a bank issuing a confirming letter of credit, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation or a bank serving as agent of the issuer with respect to the possible repurchase of the issue) or insurance policy of an insurance company that the Board of Trustees of the Fund has determined meets the prescribed quality standards for the Portfolio. The Portfolio has the right to sell the participation certificate back to the institution and, where applicable, draw on the letter of credit, guarantee or insurance after no more than 30 days' notice either on demand or at specified intervals not exceeding 397 days (depending on the terms of the participation), for all or any part of the full principal amount of the Portfolio's participation interest in the security, plus accrued interest. The Portfolios intend to exercise the demand only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Portfolio in order to make redemptions of the Portfolio shares, or (3) to maintain a high quality investment portfolio. The institutions issuing the participation certificates will retain a service and letter of credit fee (where applicable) and a fee for providing the demand repurchase feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Portfolio. The total fees generally range from 5% to 15% of the applicable "prime rate"1 or other interest rate index. With respect to insurance, the Portfolios will attempt to have the issuer of the participation certificate bear the cost of the insurance, although the Portfolios retain the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Portfolio subject to the expense limitation on investment company expenses prescribed by any state in which the Portfolio's shares are qualified for sale. The Manager has been instructed by the Fund's Board of Trustees to continually monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Portfolio, including the participation certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolio may subscribe. Although these instruments may be sold by the Portfolio, the Portfolio intends to hold them until maturity, except under the circumstances stated above (see "Tax Consequences" in the Prospectus).


While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or securities increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. The Portfolios may contain variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Additionally, the Portfolios may contain variable rate demand participation certificates in fixed rate Municipal Securities and taxable debt obligations (the Portfolios will not acquire a variable note demand participation certificate in fixed rate municipal securities without an opinion of counsel). The fixed rate of interest on these obligations will be a ceiling on the variable rate of the participation certificate. In the event that interest rates increased so that the variable rate exceeded the fixed rate on the obligations, the obligations could no longer be valued at par and this may cause the Portfolios to take corrective action, including the elimination of the instruments. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' prime rate, or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.


For purposes of determining whether a variable rate demand instrument held by a Portfolio matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Portfolios' dollar-weighted average portfolio maturity. If a variable rate demand instrument ceases to meet the investment criteria of the Portfolio, it will be sold in the market or through exercise of the repurchase demand.


When-Issued Securities


All Portfolios may purchase debt obligations offered on a "when-issued" or "delayed delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase of debt obligations; during the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. To the extent that assets of a Portfolio are not invested prior to the settlement of a purchase of securities, that Portfolio will earn no income; however, it is intended that each Portfolio will be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, it is intended that each Portfolio will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Portfolio makes the commitment to purchase a debt obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that the net asset value or income of the Portfolios' securities will be adversely affected by their purchase of debt obligations on a when-issued basis. Each Portfolio will establish a segregated


--------
1 The "prime rate" is generally the rate charged by a bank to its creditworthy customers for short-term loans. The prime rate of a particular bank may differ from other banks and will be the rate announced by each bank on a particular day. Changes in the prime rate may occur with great frequency and generally become effective on the date announced.

account in which it will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.


Participation Interests


The Money Market Portfolio and Municipal Portfolio may purchase from banks participation interests in all or part of specific holdings of Municipal or other debt obligations (including corporate loans). Where the institution issuing the participation does not meet the Portfolio's quality standards, the participation may be backed by an irrevocable letter of credit or guarantee that the Board of Trustees has determined meets the prescribed quality standards of each Portfolio. Thus, even if the credit of the selling bank does not meet the quality standards of a Portfolio, the credit of the entity issuing the credit enhancement will. Each Portfolio will have the right to sell the participation interest back to the bank for the full principal amount of the Portfolio's interest in the Municipal or debt obligation plus accrued interest, but only (1) as required to provide liquidity to that Portfolio, (2) to maintain the quality standards of each Portfolio's investment portfolio or (3) upon a default under the terms of the debt obligation. The selling bank may receive a fee from a Portfolio in connection with the arrangement. When purchasing bank participation interests, the Portfolio will treat both the bank and the underlying borrower as the issuer of the instrument for the purpose of complying with the diversification requirement of the investment restrictions discussed below.


Domestic and Foreign Bank Obligations, Certificates of Deposit and Bankers' Acceptances


The Money Market Portfolio and Municipal Portfolio may purchase certificates of deposit, time deposits, bankers' acceptances, commercial paper and other obligations issued or guaranteed by the 50 largest banks in the United States. For this purpose banks are ranked by total deposits as shown by their most recent annual financial statements. The "other obligations" in which the
Portfolios may invest include instruments (such as bankers' acceptances, commercial paper and certificates of deposit) issued by United States subsidiaries of the 50 largest banks in the United States where the instruments are guaranteed as to principal and interest by such banks. At the time the Portfolio invests in any certificate of deposit, bankers' acceptance or other bank obligation, the issuer or its parent must have its debt rated within the quality standards of the Portfolio or if unrated be of comparable quality as determined by the Fund's Board of Trustees.


Privately Placed Securities


The Money Market Portfolio and Municipal Portfolio may invest in securities issued as part of privately negotiated transactions between an issuer and one or more purchasers. Except with respect to certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act of 1933 (the "Securities Act") and securities subject to Rule 144A of the Securities Act which are discussed below, these securities are typically not readily marketable, and therefore are considered illiquid securities. The price these Portfolios pay for illiquid securities, and any price received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of privately placed securities by these Portfolios will reflect any limitations on their liquidity. As a matter of policy, none of the Portfolios will invest more than 10% of the market value of the total assets of the Portfolio in repurchase agreements maturing in over seven days and other illiquid investments. The Portfolios may purchase securities that are not registered ("restricted securities") under the Securities Act, but can be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act. The Portfolios may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act ("4(2) Paper"). However, each Portfolio will not invest more than 10% of its net assets in illiquid investments, which include securities for which there is no ready market, securities subject to contractual restriction on resale, certain investments in asset-backed and receivable-backed securities and restricted securities (unless, with respect to these securities and 4(2) Paper, the Fund's Trustees continuously determine, based on the trading markets for the specific restricted security, that it is liquid). The Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of restricted securities and 4(2) Paper. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations.


Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Trustees will carefully monitor the Portfolios investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Description of Municipal Obligations (Municipal Portfolio)

(1) Municipal Bonds are debt obligations of states, cities, counties, municipalities and municipal agencies (all of which are generally referred to as "municipalities") which generally have a maturity at the time of issue of one year or more and which are issued to raise funds for various public purposes such as construction of a wide range of public facilities, to refund outstanding obligations and to obtain funds for institutions and facilities.


     The two principal classifications of Municipal Bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and other governmental units. The principal of, and interest on, revenue bonds are payable from the income of specific projects or authorizations and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.



     In addition, certain kinds of "private activity bonds" are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities (hereinafter referred to as "industrial revenue bonds" or "IRBs"). Interest on the IRBs is generally exempt, with certain exceptions, from federal income tax pursuant to Section 103(a) of the Internal Revenue Code (the "Code"), provided the issuer and corporate obligor thereof continue to meet certain conditions. (See "Tax Consequences" in the Prospectuses and "Taxation of the Fund" herein.) IRBs are, in most cases, revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The payment of the principal and interest on IRBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. If there is not an established secondary market for the IRBs, the IRBs will be supported by letters of credit, guarantees, insurance or other credit facilities that meet the high quality criteria of the Municipal Portfolio stated in the Prospectus and provide a demand feature which may be exercised by the Portfolio to provide liquidity. In accordance with the investment restrictions, the Municipal Portfolio is permitted to invest up to 10% of the portfolio in high quality, short-term Municipal Securities (including IRBs) that may not be readily marketable or have a liquidity feature.


(2) The principal kinds of Municipal Notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and grant anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.

(3) Issues of Municipal Commercial Paper typically represent very short term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

(4) Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal Leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. These types of municipal leases may be considered illiquid and subject to the 10% limitation of investment in illiquid securities set forth under "Investment Restrictions" contained herein. The Board of Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring the liquidity of municipal leases. In making such determination, the Board and the Manager may consider such factors as the frequency of trades for the obligation, the number of dealers willing to purchase or sell the obligations and the number of other potential buyers and the nature of the marketplace for the obligations, including the time needed to dispose of the obligations and the method of soliciting offers. If the Board determines that any municipal leases are illiquid, such leases will be subject to the 10% limitation on investments in illiquid securities. The Board of Trustees is also responsible for determining the credit quality of municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

(5) The Fund expects that, on behalf of the Municipal Portfolio, it will not invest more than 25% of each Portfolio's total assets in municipal obligations whose issuers are located in the same state or more than 25% of each Portfolio's total assets in municipal obligations the security of which is derived from any one category. There could be economic, business or political developments which might affect all municipal obligations of a similar type. However, the Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal obligations rather than factors affecting all, or broad classes of, municipal obligations.

(6) When the Municipal Portfolio purchases Municipal Securities it may also acquire stand-by commitments from banks and other financial institutions with respect to such Municipal Securities. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Portfolio's option a specified Municipal Securities at a specified price with same day settlement. A stand-by commitment is the equivalent of a "put" option acquired by the Portfolio with respect to a particular Municipal Securities held in its portfolio.


Stand-By Commitments



The amount payable to the Municipal Portfolio upon its exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal
Securities (excluding any accrued interest that the Portfolio paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the security plus
(2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Portfolio. Absent unusual circumstances relating to a change in market value, the Portfolio would value the underlying Municipal Security at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Security.



The Municipal Portfolio's right to exercise a stand-by commitment would be unconditional and unqualified. A stand-by commitment would not be transferable by the Portfolio, although it could sell the underlying Municipal Security to a third party at any time.


The Manager expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Portfolio may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Portfolio would not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment was acquired.


The Municipal Portfolio would enter into stand-by commitments only with banks and other financial institutions that, in the Manager's opinion, present minimal credit risks and where the issuer of the Municipal Obligation meets the investment criteria of the Municipal Portfolio. The Municipal Portfolio's reliance upon the credit of these banks and broker-dealers would be supported by the value of the underlying Municipal Securities held by the Portfolio that were subject to the commitment.


The Municipal Portfolio intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The purpose of this practice is to permit the Municipal Portfolio to be fully invested in securities the interest on which is exempt from federal income taxes while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the stand-by commitment.

The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Municipal Securities which will continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Municipal Portfolio would be valued at zero in determining net asset value. In those cases in which the Portfolio paid directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment is held by the Portfolio. Stand-by commitments would not affect the dollar weighted average maturity of the Portfolio. The maturity of a security subject to a stand-by commitment is longer than the stand-by repurchase date.



The stand-by commitments that the Municipal Portfolio may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Portfolio, and that the maturity of the underlying security will generally be different from that of the commitment.


In addition, the Municipal Portfolio may apply to the Internal Revenue Service for a ruling, or seek from its counsel an opinion, that interest on Municipal Obligations subject to stand-by commitments will be exempt from federal income taxation (see "Tax Consequences" in the Prospectuses and "Taxation of the Fund" herein). In the absence of a favorable tax ruling or opinion of counsel, the Municipal Portfolio will not engage in the purchase of securities subject to stand-by commitments.



Put Options


The Municipal Portfolio may purchase municipal bonds or notes with the right to resell them at an agreed price or yield within a specified period prior to maturity to facilitate portfolio liquidity. This right to resell is known as a "put." The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. Consistent with the investment objectives of this Portfolio and subject to the supervision of the Trustees, the purpose of this practice is to permit the Portfolio to be fully invested in tax exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Manager will monitor each writer's ability to meet its obligations under puts. See "Investment Restrictions" herein and "Tax Consequences" in the Prospectus.


The amortized cost method is used by the Money Market Portfolio and the Municipal Portfolio to value any municipal securities; no value is assigned to any puts on such municipal securities. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires.


General


The Fund intends to continue qualify as a "regulated investment company" under Subchapter M of the Code (the "Code"). For the Fund to qualify, at the close of each quarter of the taxable year, at least 50% of the value of its total assets must consist of cash, government securities, investment company securities and other securities. They must be limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer. In addition, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities of one issuer (however, this restriction does not apply to the Fund's investing in Government securities). The limitations described in this paragraph regarding qualification as a "regulated investment company" are not fundamental policies and may be revised if applicable Federal income tax requirements are revised. (See "Federal Income Taxes" herein.)


INVESTMENT RESTRICTIONS


The Fund has adopted the following fundamental investment restrictions which apply to all Portfolios. They may not be changed unless approved by a majority of the outstanding shares "of each series of the Fund's shares that would be affected by such a change." The term "majority of the outstanding shares" of the Fund means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Fund may not:

(a) invest in securities of companies that have conducted operations for less than three years, including the operations of predecessors;

(b) invest in or hold securities of any issuer if officers and trustees of the Fund or Reich & Tang Asset Management, Inc., the general partner of its investment manager, individually own beneficially more than 1/2 of 1% of the issuer's securities or in the aggregate own more than 5% of the issuer's securities; and

(c) (1) make investments for the purpose of exercising control over any issuer or other person; (2) purchase securities having voting rights at the time of purchase; (3) purchase securities of other investment companies, except in connection with a merger, acquisition, consolidation or reorganization involving the Fund; (4) invest in real estate (other than debt obligations secured by real estate or interests therein or debt obligations issued by companies which invest in real estate or interests therein), commodities, commodity contracts, commodity options, interests in oil or gas or interests in other mineral exploration or development programs; (5) invest in commodities, commodity contracts, commodity options, interests and leases in oil, gas or other mineral exploration or development programs (a Fund may, however, purchase and sell securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals); (6) purchase restricted securities or purchase securities on margin; (7) make short sales of securities or intentionally maintain a short position in any security or write, purchase or sell puts, calls, straddles, spreads or any combination thereof; (8) act as an underwriter of securities; (9) issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowings; (10) acquire securities that are not readily marketable or repurchase agreements calling for resale within more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such illiquid securities; (11) invest more than 5% of the total market value of any Portfolio's assets (determined at the time of the proposed investment and giving effect thereto) in the securities of any one issuer other than the United States Government, its agencies or instrumentalities; (12) with respect to the U.S. Treasury Portfolio and the Money Market Portfolio, invest more than 25% of the value of the Portfolio's total assets in securities of companies in the same industry (excluding United States government securities and, as to the Money Market Portfolio only, certificates of deposit and bankers' acceptances of domestic banks) and, with respect to the Municipal Portfolio, purchase (i) pollution control and industrial revenue bonds or
     (ii) securities which are not Municipal Obligations if in either case the purchase would cause more than 25% of the value of the Portfolio's total assets to be invested in companies in the same industry (for the purpose of this restriction wholly-owned finance companies are considered to be in the industry of their parents if their activities are similarly related to financing the activities of their parents); (13) with respect to 75% of the value of a Portfolio's total assets, the Fund may not invest more than 10% of a Portfolio's assets in securities that are subject to underlying puts from the same institution, and no single bank shall issue its letter of credit and no single financial institution shall issue a credit enhancement covering more than 10% of the total assets of the Fund. However, the Portfolio may only invest more that 10% of its assets in securities subject to puts from the same institution if such puts are issued by a non-controlled person (as defined in the 1940 Act); (14) make loans, except that the Fund may purchase for a Portfolio the debt securities described above under "Description of the Fund and Its Investments and Risks " and may enter into repurchase agreements as therein described; (15) borrow money, unless (i) the borrowing does not exceed 10% of the total market value of the assets of the Portfolio with respect to which the borrowing is made (determined at the time of borrowing but without giving effect thereto) and the money is borrowed from one or more banks as a temporary measure for extraordinary or emergency purposes or to meet unexpectedly heavy redemption requests and furthermore each Portfolio will not make additional investments when borrowings exceed 5% of the value of a Portfolio's net assets or (ii) with respect to the U.S. Treasury Portfolio, otherwise provided herein and permissible under the 1940 Act; and (16) pledge, mortgage, assign or encumber any of a Portfolio's assets except to the extent necessary to secure a borrowing permitted by clause (13) made with respect to the Portfolio.


In addition, the Fund may not, on behalf of the Portfolio or Portfolios specified:

(d) with respect to the U.S. Treasury Portfolio and the Money Market Portfolio, invest more than 25% of the value of the Portfolio's total assets in securities of companies in the same industry (excluding U.S. Government securities and, as to Money Market Portfolio only, certificates of deposit and bankers' acceptances of domestic banks); and

(e) with respect to the Municipal Portfolio, purchase (i) pollution control and industrial revenue bonds or (ii) securities which are not Municipal Obligations, if in either case the purchase would cause more than 25% of the value of the Portfolio's total assets to be invested in companies in the same industry (for the purposes of this restriction wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

If a percentage restriction is adhered to at the time of an investment a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of a Fund's portfolio's assets will not constitute a violation of such restriction.



III.  MANAGEMENT OF THE FUND


The Fund's Board of Trustees, which is responsible for the overall management and supervision of the Fund, has employed the Manager to serve as investment manager of the Fund. The Manager provides persons satisfactory to the Fund's Board of Trustees to serve as officers of the Fund. Such officers, as well as certain other employees and trustees of the Fund, may be trustees or officers of Reich & Tang Asset Management, Inc., the sole general partner of the Manager or employees of the Manager or its affiliates. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote their full-time to the affairs of the Fund.


The Trustees and Officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each of the following persons is 600 Fifth Avenue, New York, New York 10020. Mr. Duff may be deemed an "interested person" of the Fund, as defined in the 1940 Act, on the basis of his affiliation with Reich & Tang Asset Management L.P.


Steven W. Duff, 45 - President and Trustee of the Fund, has been President of the Mutual Funds Division of the Manager since September 1994. Mr. Duff was formerly Director of Mutual Fund Administration at NationsBank which he was associated with from June 1981 to August 1994. Mr. Duff is also President and a Director/Trustee of 13 other funds in the Reich & Tang Fund Complex, Director of Pax World Money Market Fund, Inc., Executive Vice President of Reich & Tang Equity Fund, Inc., President of Back Bay Funds, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.


Dr. W. Giles Mellon, 68 - Trustee of the Fund, has been Professor of Business Administration in the Graduate School of Management, Rutgers University since 1966. His address is Rutgers University Graduate School of Management, 92 New Street, Newark, New Jersey 07102. Dr. Mellon is a Director/Trustee of 15 other funds in the Reich & Tang Fund Complex.


Robert Straniere, 58 - Trustee of the Fund, has been a member of the New York State Assembly and a partner with The Straniere Law Firm since 1981. His address is 182 Rose Avenue, Staten Island, New York 10306. Mr. Straniere is also a Director/Trustee of 15 other funds in the Reich & Tang Fund Complex, and a Director of Life Cycle Mutual Funds, Inc.


Dr. Yung Wong, 60 - Trustee of the Fund, was Director of Shaw Investment Management (UK) Limited from 1994 to October 1995 and formerly General Partner of Abacus Partners Limited Partnership (a general partner of a venture capital investment firm) from 1984 to 1994. His address is 29 Alden Road, Greenwich, Connecticut 06831. Dr. Wong has been a Director of Republic Telecom Systems Corporation (a provider of telecommunications equipment) since January 1989 and of TelWatch, Inc. (a provider of network management software) since August 1989. Dr. Wong is also a Director/Trustee of 15 other funds in the Reich & Tang Fund Complex. Dr. Wong is also a Trustee of Eclipse Financial Asset Trust.


Molly Flewharty, 48 - Vice President of the Fund, has been Vice President of the Mutual Funds Division of the Manager since September 1993. Ms. Flewharty was formerly Vice President of Reich & Tang, Inc. which she was associated with from December 1977 to September 1993. Ms. Flewharty is also Vice President of 18 other funds in the Reich & Tang Fund Complex.


Lesley M. Jones, 51 - Vice President of the Fund, has been Senior Vice President of the Mutual Funds Division of the Manager since September 1993. Ms. Jones was formerly Senior Vice President of Reich & Tang, Inc. which she was associated with from April 1973 to September 1993. Ms. Jones is also a Vice President of 14 other funds in the Reich & Tang Fund Complex.


Dana E. Messina, 42 - Vice President of the Fund, has been Executive Vice President of the Mutual Funds Division of the Manager since January 1995 and was Vice President from September 1993 to January 1995. Ms. Messina was formerly Vice President of Reich & Tang, Inc. with which she was associated with from December 1980 to September 1993. Ms. Messina is also Vice President of 15 other funds in the Reich & Tang Fund Complex.


Bernadette N. Finn, 51 - Vice President and Secretary of the Fund, has been Vice President of the Mutual Funds Division of the Manager since September 1993. Ms. Finn was formerly Vice President and Assistant Secretary of

Reich & Tang, Inc. which she was associated with from September 1970 to September 1993. Ms. Finn is also Vice President and Secretary of 4 other funds, and a Secretary of 15 additional funds in the Reich & Tang Fund Complex.


Richard De Sanctis, 42 - Treasurer of the Fund, has been Assistant Treasurer of NEIC since September 1993. Mr. De Sanctis was formerly Controller of Reich & Tang, Inc., from January 1991 to September 1993 and Vice President and Treasurer of Cortland Financial Group, Inc. and Vice President of Cortland Distributors, Inc. from 1989 to December 1990. Mr. De Sanctis is also Treasurer of 17 other funds in the Reich & Tang Fund Complex, and is Vice President and Treasurer of Cortland Trust, Inc.


Rosanne Holtzer, 35 - Assistant Treasurer of the Fund, has been Vice President of the Mutual Funds division of the Manager since December 1997. Ms. Holtzer was formerly Manager of Fund Accounting for the Manager with which she has been associated with from June 1986. Ms. Holtzer is also Assistant Treasurer of 18 other funds in the Reich & Tang Fund Complex.



The Fund paid an aggregate remuneration of $12,000 to its trustees with respect to the period ended March 31, 1999, all of which consisted of trustees' fees paid to the three disinterested trustees, pursuant to the terms of the Investment Management Contract (see "Investment Advisory and Other Services" herein).


                                                             COMPENSATION TABLE


Name of Person,            Aggregate              Pension or Retirement      Estimated Annual      Total Compensation from
   Position             Compensation from         Benefits Accrued as       Benefits upon          Fund and Fund Complex
                          the Fund                Part of Fund Expenses       Retirement              Paid to Trustees*

W. Giles Mellon,
Director                      $4,000                      0                       0                     $59,000 (16 Funds)


Robert Straniere,
Director                      $4,000                      0                       0                     $59,000 (16 Funds)


Yung Wong,
Director                      $4,000                      0                       0                     $59,000 (16 Funds)





* The total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ending March 31, 1999. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund complex as the Fund, because, among other things, they have a common investment advisor.



IV.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



On June 30, 1999 there were 226,717,538 Class A shares outstanding in the Money Market Portfolio, 259,520,105 Class B shares outstanding in the Money Market Portfolio, 613,811,741 Class A shares outstanding in the U.S. Treasury Portfolio and 83,985,762 Class B shares outstanding in the U.S. Treasury Portfolio. On June 30, 1999, there were no Pinnacle Class shares outstanding in any of the Portfolios.



As of June 30, 1999, the amount of shares owned by all officers and trustees of the Fund, as a group, was less than 1% of the outstanding shares. Set forth below is certain information as to persons who owned 5% or more of the Fund's outstanding shares as of June 30, 1999:


         Name and Address                     % of Class     Nature of Ownership

Money Market Portfolio - Class A


Hambrecht and Quist                             78.53%                  Record
34 Exchange Place
Jersey City, NJ  07311-3988

Lewco Securities                                 6.70%                  Record
34 Exchange Place
Jersey City, NJ  07311-3988



Money Market Portfolio - Class B


NFSC, as Agent for the Exclusive Benefit of     56.00%                  Record
Customers Pinnacle Shares of Institutional
Daily Income Fund
200 Liberty Street
New York, NY  10281
Attn: Mike McLaughlin


U.S. Treasury Portfolio - Class A


Neuberger & Berman                              89.45%                  Record
as Agent for Customer
55 Water Street


New York, NY  10041
Attn: Steve Gallaro


U.S. Treasury Portfolio - Class B


Neuberger & Berman                              70.07%                  Record
as Agent for Customer
55 Water Street
New York, NY  10041
Attn: Steve Gallaro


NFSC, as Agent for the Exclusive Benefit of     26.65%                  Record
Customers Pinnacle Shares of Institutional
Daily Income Fund
200 Liberty Street
New York, NY  10281
Attn: Mike McLaughlin



V.  INVESTMENT ADVISORY AND OTHER SERVICES



The Investment Manager for the Fund is Reich & Tang Asset Management L.P., a Delaware limited partnership with principal offices at 600 Fifth Avenue, New York, New York 10020. The Manager was as of June 30, 1999, investment manager, adviser, or supervisor with respect to assets aggregating in excess of $13.6 billion. In addition to the Fund, the Manager acts as investment manager and administrator of eighteen other investment companies and also advises pension trusts, profit-sharing trusts and endowments.



Effective January 1, 1998, NEIC Operating Partnership, L.P. ("NEICOP") was the limited partner and owner of a 99.5% interest in the Manager replacing New England Investment Companies, L.P. ("NEICLP") as the limited partner and owner of such interest in the Manager due to a restructuring by New England Investment Companies, Inc. ("NEIC"). Subsequently, effective March 31, 1998, Nvest Companies, L.P. ("Nvest Companies") due to a change in name of NEICOP, replaces NEICOP as the limited partner and owner of a 99.5% interest in the Manager.


Reich & Tang Asset Management, Inc. (an indirect wholly-owned subsidiary of Nvest Companies) is the sole general partner and owner of the remaining 0.5% interest of the Manager. Nvest Corporation, a Massachusetts Corporation (formerly known as New England Investment Companies, Inc.), serves as the managing general partner of Nvest Companies.

Reich & Tang Asset Management, Inc. is an indirect subsidiary of Metropolitan Life Insurance Company ("MetLife"). Also, MetLife directly and indirectly owns approximately 47% of the outstanding partnership interests of Nvest Companies and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns, directly and indirectly, approximately 13% of the outstanding partnership interests of Nvest Companies.


MetLife is a mutual life insurance company and is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.



Nvest Companies is a holding company offering a broad array of investment styles across a wide range of asset categories through more than seventeen subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units, in addition to the manager, include AEW Capital Management, L.P., Back Bay Advisors, L.P., Capital Growth Management L.P., Greystone Partners; L.P., Harris Associates, L.P., Jurika & Voyles, L.P., Kobrick Funds, LLC, Loomis, Sayles & Company, L.P., New England Funds, L.P., Nvest Advisor Services, L.P., Nvest Associates, Inc., Nvest Retirement Services, Nvest Services Company, Snyder Capital Management, L.P., Vaughan, Nelson, Scarborough & McCullough, L.P., and Westpeak Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers of more than 80 other registered investment companies.



The recent name change did not result in a change of control of the Manager and has no impact upon the Manager's performance of its responsibilities and obligations.


On January 21, 1999, the Board of Trustees, including a majority of the trustees who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved the continuance of the Investment Management Contract effective April 1, 1999, which has a term which extends to March 31, 2000. The contract is continued in force thereafter for successive twelve-month periods beginning each April 1, provided that such majority vote of the Fund's outstanding voting securities or by a majority of the trustees who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.


Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund.


The Manager provides persons satisfactory to the Board of Trustees of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and trustees of the Fund, may be trustees or officers of NEIC, the sole general partner of the Manager, or employees of the Manager or its affiliates.


The Investment Management Contract is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board of Trustees, or by the Manager on sixty days written notice, and will automatically terminate in the event of its assignment. The Investment Management Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.



Under the Investment Management Contract each of the Portfolios will pay an annual management fee of .12% of such Portfolios average daily net assets. The Manager, at its discretion, may voluntarily waive all or a portion of the management fee. The fees are accrued daily and paid monthly. Any portion of the total fees received by the Manager may be used by the Manager to provide shareholder services and for distribution of Fund shares. For the Fund's fiscal year ended March 31, 1999 the Manager received investment management fees totaling $472,729, of which $90,521 was waived, from the Money Market Portfolio and $809,496, of which $126,559 was waived, from the U.S. Treasury Portfolio. For the Fund's fiscal year ended March 31, 1998 the Manager received investment management fees totaling $348,323, of which $115,985 was waived, from the Money Market Portfolio and $468,085, of which $156,029 was waived, from the U.S. Treasury Portfolio. For the Fund's fiscal year ended March 31, 1997 the Manager received investment management fees totaling $175,379, of which $92,518 was waived, from the Money Market Portfolio and $302,799, of which $68,224 was waived, from the U.S. Treasury Portfolio.


Pursuant to an Administrative Services Contract with the Fund, the manager also performs clerical, accounting supervision, office service and related functions for the Fund and provides the Fund with personnel to (i) supervise the performance of bookkeeping related services by Investors Fiduciary Trust Company, the Fund's bookkeeping agent, (ii) prepare reports to and filings with regulatory authorities, and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager, of its affiliates or of other organizations. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Contract, the Manager receives an annual fee of .05% of each Portfolio's average daily net assets. For the Fund's fiscal year ended March 31, 1999, the Manager received administration fees in the aggregate of $196,971, of which $118,182 was waived, from the Money Market Portfolio and $337,290, of which $170,996 was waived, from the U.S. Treasury Portfolio. For the Fund's fiscal year ended March 31, 1998, the Manager received administration fees in the aggregate of $145,134, of which $87,081 was waived, from the Money Market Portfolio and $195,035, of which $117,021 was waived, from the U.S. Treasury Portfolio. For the Fund's fiscal year ended March 31, 1997 the Manager received administration fees in the aggregate of $82,861, of which $49,717 was waived, from the Money Market Portfolio and $146,609, of which $87,965 was waived, from the U.S. Treasury Portfolio.



The Manager at its discretion may waive its rights to any portion of the management fee or the administrative services fee and may use any portion of the management fee for purposes of shareholder and administrative services and distribution of the Fund's shares. There can be no assurance that such fees will be waived in the future.



Investment management fees and operating expenses which are attributable to all Classes of a Portfolio will be allocated daily to each Class based on the percentage of outstanding shares at the end of the day. Additional shareholder services provided by Participating Organizations to Class A shareholders pursuant to the Plan shall be compensated by the Distributor from its shareholder servicing fee, the Manager from its management fee. Expenses incurred in the distribution of Class B shares and the servicing of Class B shares shall be paid by the Manager.



Expense Limitation


The Manager has agreed, pursuant to the Investment Management Contract, to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage and extraordinary expenses) that in any year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments are made to it on a monthly basis. Subject to the obligations of the Manager to reimburse the Fund for its excess expenses as described above, the Fund has, under the Investment Management Contract, confirmed its obligation for payment of all its other expenses. This includes all operating expenses, taxes, brokerage fees and commissions, commitment fees, certain insurance premiums, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent's fees, telecommunications expenses, auditing and legal expenses, bookkeeping agent fees, costs of forming the corporation and maintaining corporate existence, compensation of trustees, officers and employees of the Fund and costs of other personnel performing services for the Fund who are not officers of the Manager or its affiliates, costs of investor services, shareholders' reports and corporate meetings, SEC registration fees and expenses, state securities laws registration fees and expenses, expenses of preparing and printing the Fund's prospectus for delivery to existing shareholders and of printing application forms for shareholder accounts, and the fees and reimbursements payable to the Manager under the Investment Management Contract and the Distributor under the Shareholder Servicing Agreement.


The Fund may from time to time hire its own employees or contract to have management services performed by third parties (including Participating Organizations) as discussed herein. The management of the Fund intends to do so whenever it appears advantageous to the Fund. The Fund's expenses for employees and for such services are among the expenses subject to the expense limitation described above.


Distribution And Service Plan


The Fund's distributor is Reich & Tang Distributors, Inc. (the "Distributor"), a Delaware corporation with principal officers at 600 Fifth Avenue, New York, New York 10020. Pursuant to Rule 12b-1 under the 1940 Act, the SEC has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Fund's Board of Trustees has adopted a distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund has entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to Class A shares only) with the Distributor, as distributor of the Fund's shares.


Under the Plan, the Fund and the Distributor will enter into a Shareholder Servicing Agreement with respect to the Class A shares. Under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a Service

Fee equal to .25% per annum of the Fund's Class A shares average daily net assets (the "Service Fee"). The service fee is in exchange for providing personal shareholder services and for the maintenance of shareholder accounts. The Service Fee is accrued daily and paid monthly and any portion of the Service Fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to servicing their clients or customers who are shareholders of the Fund. The Class B shareholders will not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a Service Fee.



The following information applies only to the Class A shares of the Portfolios. For the fiscal year ended March 31,1999, the Fund paid a Service Fee for expenditures pursuant to the Plan in amounts aggregating $398,230 with respect to the Money Market Portfolio and $1,577,248 with respect to the U.S. Treasury Portfolio. During such period, the Manager and Distributor made payments pursuant to the Plan to or on behalf of Participating Organizations of $380,871 with respect to the Money Market Portfolio and $1,482,619 with respect to the U.S. Treasury Portfolio. Of the payments made pursuant to the Plan by the Fund, the Money Market Portfolio, $0 spent on advertising, $4,359 on printing and mailing of prospectuses to other than current shareholders, $0 on compensation to underwriters, $0 on compensation to broker-dealers, $20,751 on compensation to sales personnel, and $0 on interest, carrying or other financial charges. Of the payments made pursuant to the Plan by the Fund, the U.S. Treasury Portfolio, $0 on advertising, $10,611 on printing and mailing of prospectuses to other than current shareholders, $0 on compensation to underwriters, $0 on compensation to broker-dealers, $10,795 on compensation to sales personnel, and $0 on interest, carrying or other financial charges. The excess of such payments over the total payments the Distributor received from the Fund represents distribution and servicing expenses funded by the Distributor from its own resources, or the Manager from its own resources (which may be deemed to be an indirect payment by the Fund). For the fiscal year ended March 31, 1999, the total amount spent pursuant to the Distribution Plan for the Class A shares for the U.S. Treasury Portfolio and the Money Market Portfolio were .24% and .25%, respectively, of the average daily net assets of the Class A shares of the particular Portfolio, all of which was paid by the Fund to the Distributor.



Under the Distribution Agreement, the Distributor, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.



The Plan and the Shareholder Servicing Agreement provide that the Distributor will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Participating Organizations and Distributor in carrying out their obligations under the Shareholder Servicing Agreement with respect to the Class A shares and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.



The Plan provides that the Manager may make payments from time to time from their own resources, which may include the management fee, and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements for performing shareholder servicing and related administrative functions on behalf of the Class A shares of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund's shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Service Fee with respect to Class A shares and past profits for the purpose enumerated in (i) above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager or the Distributor for any fiscal year under the Investment Management Contract or the Shareholder Servicing Agreement in effect for that year.


In accordance with the Rule, the Plan provides that all written agreements relating to the Plan entered into between either the Fund or the Distributor and Participating Organizations or other organizations must be in a form satisfactory to the Fund's Board of Trustees. In addition, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made.


The Plan  provides  that it will  remain  in effect  until  December  31,  1999.
Thereafter it may continue in effect for successive annual periods commencing January 1, provided it is approved by the Class A shareholders or by the Board of Trustees. This includes a majority of trustees who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plan or in the agreements related to the Plan. The Plan further provides that it may not be amended to increase materially the costs which may be spent by the Fund for distribution pursuant to the Plan without Class A shareholder approval, and the other material amendments must be approved by the trustees in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of a majority of the disinterested trustees of the Fund or the Fund's Class A shareholders.


Custodian And Transfer Agent


Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, is custodian for the Fund's cash and securities. Reich & Tang Services, Inc., an affiliate of the Fund's Manager, located at 600 Fifth Avenue, New York, NY 10020, is transfer agent and dividend agent for the shares of the Fund. The custodian and transfer agent do not assist in, and are not responsible for, investment decisions involving assets of the Fund.


Counsel and Auditors


Legal matters in connection with the issuance of shares of stock of the Fund are passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022.


McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, independent certified public accountants, have been selected as auditors for the Fund.


VI.  BROKERAGE ALLOCATION AND OTHER PRACTICES


The Fund's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Fund has paid no brokerage commissions since its formation. Any transaction for which the Fund pays a brokerage commission will be effected at the best price and execution available. Thus, the Fund will select a broker for such a transaction based upon which broker can effect the trade at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. The Fund purchases participation certificates in variable rate Municipal Obligations with a demand feature from banks or other financial institutions at a negotiated yield to the Fund based on the applicable interest rate adjustment index for the security. The interest received by the Fund is net of a fee charged by the issuing institution for servicing the underlying obligation and issuing the participation certificate, letter of credit, guarantee or insurance and providing the demand repurchase feature.


Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. No preference in purchasing portfolio securities will be given to banks or dealers that are Participating Organizations.


Investment decisions for the Fund will be made independently from those for any other investment companies or accounts that may be or become managed by the Manager or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Manager are simultaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.


No portfolio transactions are executed with the Manager or its affiliates acting as principal. In addition, the Fund will not buy bankers' acceptances, certificates of deposit or commercial paper from the Manager or its affiliates.


VII.  CAPITAL STOCK AND OTHER SECURITIES


The authorized capital stock of the Fund consists of ten billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Fund's Board of Trustees is authorized to divide the shares into separate series of stock, one for each of the Portfolios that may be created. Except as noted below, each share of any series of shares when issued will have equal dividend, distribution and liquidation rights within the series for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the unaffected series. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder.



Each series of the Fund is subdivided into three classes of common stock, Class A, Class B and Pinnacle Class. Each share, regardless of class, will represent an interest in the same portfolio of investments and will have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except that:
(i) the Class A, Class B and Pinnacle Class shares will have different class designations; (ii) only the Class A shares will be assessed a service fee pursuant to the Rule 12b-1 Distribution and Service Plan of the Fund of .25% of the Class A shares' average daily net assets; (iii) only the holders of the Class A shares will be entitled to vote on matters pertaining to the Plan and any related agreements in accordance with provisions of Rule 12b-1; and (iv) the exchange privilege will permit stockholders to exchange their shares only for shares of the same class of any other Portfolio of the Fund. Payments that are made under the Plan will be calculated and charged daily to the appropriate class prior to determining daily net asset value per share and dividends/distributions.



Under its amended Articles of Incorporation, the Fund has the right to redeem for cash shares of stock owned by any shareholder to the extent and at such times as the Fund's Board of Trustees determines to be necessary or appropriate to prevent an undue concentration of stock ownership which would cause the Fund to become a "personal holding company" for Federal income tax purposes. In this regard, the Fund may also exercise its right to reject purchase orders.


The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of trustees can elect 100% of the trustees if the holders choose to do so. In that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees. Unless specifically requested by an investor, the Fund will not issue certificates evidencing Fund shares.


As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual or special meetings only (i) for the election (or re-election) of trustees, (ii) for approval of the revised investment advisory contracts with respect to a particular class or series of stock, (iii) for approval of the Fund's distribution agreement with respect to a particular class or series of stock, and (iv) upon the written request of shareholders entitled to cast not less than 25% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act, including the removal of Fund director(s) and communication among shareholders, any registration of the Fund with the SEC or any state, or as the Trustees may consider necessary or desirable. Each Trustee serves until his successor is elected or qualified, or until such Trustee sooner dies, resigns, retires or is removed by the vote of the shareholders.


VIII.  PURCHASE, REDEMPTION AND PRICING OF SHARES


The material relating to the purchase and redemption of shares in each prospectus for each class of shares offered is hereby incorporated by reference.


Net Asset Value


The Fund does not determine net asset value per share of each Class on any day in which the New York Stock Exchange is closed for trading. Those days include:
New Year's Day, Martin Luther King Jr Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


The net asset value of each portfolio of the Fund's shares is determined as of 2:30 p.m., New York City time, on each Fund Business Day. The net asset value of a Class is computed by dividing the value of the Fund's net assets for such Class (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding for such Class.


The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated, as described in the following paragraph.

Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.


The Fund's Board of Trustees has established procedures to stabilize the Fund's net asset value at $1.00 per share of each Class. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates, from the Fund's $1.00 amortized cost per share of each Class. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days, will limit portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Fund's Board of Trustees determines present minimal credit risks, and will comply with certain reporting and record keeping procedures. The Fund has also established procedures to ensure compliance with the requirement that portfolio securities are Eligible Securities.


IX.  TAXATION OF THE FUND


Taxes



The Fund intends, for each Portfolio, to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses), and meet certain diversification of assets, source of income, and other requirements of the Code. By meeting these requirements, the Fund generally will not be subject to Federal income tax on its investment company taxable income distributed to shareholders or on its net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends and distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will generally be taxed to shareholders as ordinary income. In determining the amount of net capital gains to be distributed, any capital loss carryover from prior years will be applied against capital gains to reduce the amount of distributions paid.


Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years.


Generally, on the sale or exchange of obligations held for more than one year, gain realized by the Fund that is not attributable to accrued market discount will be long-term capital gain. However, gain on the disposition of a bond purchased at a market discount generally will be treated as ordinary income rather than capital gain, to the extent of the accrued market discount.


Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from the Fund are not eligible for the dividends-received deduction available to corporations. Distributions of net capital gains, if any, designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by the shareholder. All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.


Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss, depending upon its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Non-corporate shareholders are subject to tax at a maximum rate of 20% on capital gains resulting from the disposition of shares held for more than 12 months. A loss realized by a shareholder on the disposition of Fund shares with respect to which capital gains dividends have been paid will, to the extent of such capital gain dividends, also be treated as long-term capital loss if such shares have been held by the shareholder for six months or less.


Income received by the Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country, which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic issuers. The Fund does not expect to be eligible to elect to allow shareholders to claim such foreign taxes as a credit against their U.S. tax liability.


The Fund is required to report to the Internal Revenue Service ("IRS") all distributions to shareholders except in the case of certain exempt shareholders. Distributions by the Fund (other than distributions to exempt shareholders) are generally subject to back up withholding of Federal income tax at a rate of 31% if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the Fund or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, distributions (whether requested to be reinvested in additional shares or taken in cash) will be reduced by the amounts required to be withheld.


The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and the treatment of distributions under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).



Distributions from the United States Government Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to Federal, state or local taxes.


X.  UNDERWRITERS


The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a sales charge. The Distributor does not receive an underwriting commission. In effecting sales of Fund shares under the Distribution Agreement, the Distributor, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.


The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. In the opinion of the Manager, however, based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of Trustees will consider appropriate modifications to the Fund's operations, including discontinuance of any payments then being made under the Plan to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register ad dealers pursuant to state law.


XI.  CALCULATION OF PERFORMANCE DATA

The Fund calculates a seven-day yield quotation using a standard method prescribed by the rules of the SEC. Under that method, the Fund's portfolios' yield figures, which are based on a chosen seven-day period, are computed as follows: the portfolio's return for the seven-day period is obtained by dividing the net change in the value of a hypothetical account having a balance of one share at the beginning of the period by the value of such account at the beginning of the period (expected to always be $1.00). This is multiplied by (365/7) with the resulting annualized figure carried to the nearest hundredth of one percent. For purposes of the foregoing computation, the determination of the net change in account value during the seven-day period reflects (i) dividends declared on the original share and on any additional shares, including the value of any additional shares purchased with dividends paid on the original share, and (ii) fees charged to all shareholder accounts. Realized capital gains or losses and unrealized appreciation or depreciation of the Fund's portfolio securities are not included in the computation. Therefore annualized yields may be different from effective yields quoted for the same period.


The portfolio's "effective yield" for each Class is obtained by adjusting its "current yield" to give effect to the compounding nature of the Fund's portfolio, as follows: the unannualized base period return is compounded and brought out to the nearest one hundredth of one percent by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = [(base period return +
1)365/7] - 1.


Although published yield information is useful to investors in reviewing the Fund's portfolios' performance, investors should be aware that the Fund's portfolios' yields fluctuate from day to day. The Fund's portfolios' yields for any given period are not an indication, or representation by the Fund, of future yields or rates of return on the Fund's shares, and may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time. Investors who purchase the Fund's shares directly may realize a higher yield than Participant Investors because they will not be
subject  to  any  fees  or  charges   that  may  be  imposed  by   Participating
Organizations.


The Fund may from time to time advertise its portfolios' tax equivalent current yield. The tax equivalent yield for each Class is computed based upon a 30-day (or one month) period ended on the date of the most recent balance sheet included in this Statement of Additional Information. It is computed by dividing that portion of the yield of the Fund (as computed pursuant to the formulae previously discussed) which is tax exempt by one minus a stated income tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt. The tax equivalent yield for the Fund may also fluctuate daily and does not provide a basis for determining future yields.


The Fund may from time to time advertise a tax equivalent effective yield table which shows the yield that an investor would need to receive from a taxable investment in order to equal a tax-free yield from the Fund. This is calculated by dividing that portion of the Fund's effective yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's effective yield that is not tax-exempt.


The Fund's Money Market Portfolio's Class A shares' yield for the seven day period ended March 31, 1999 was 4.56% which is equivalent to an effective yield of 4.66%. The Fund's U.S. Treasury Portfolio's Class A shares' yield for the seven day period ended March 31, 1999 was 4.40% which is equivalent to an effective yield of 4.50%.


The Fund's Money Market Portfolio's Class B shares' yield for the seven day period ended March 31, 1999 was 4.81% which is equivalent to an effective yield of 4.92%. The Fund's U.S. Treasury Portfolio's Class B shares' yield for the seven day period ended March 31, 1999 was 4.65% which is equivalent to an effective yield of 4.76%.



There is no seven day yield available for the Pinnacle Class since there were no Pinnacle shares issued as of March 31, 1999.



XII.  FINANCIAL STATEMENTS


The audited financial statements for the Fund for the fiscal year ended March 31, 1999 and the report therein of McGladrey & Pullen, LLP, are herein incorporated by reference to the Fund's Annual Report. The Annual Report is available upon request and without charge.

DESCRIPTION OF RATINGS*


Description of Moody's Investors Service, Inc.'s Two Highest Municipal Bond
Ratings:


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


Con. ( c ) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (i) earnings of projects under construction, (ii) earnings of projects unseasoned in operating experience, (iii) rentals which begin when facilities are completed, or (iv) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


Description of Moody's Investors Service, Inc.'s Two Highest Ratings of State and Municipal Notes and Other Short-Term Loans:


Moody's ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used will be as follows:


MIG-1: Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.


MIG-2: Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.


Description of Standard & Poor's Rating Services Two Highest Debt Ratings:


AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.


AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only to a small degree.


Plus ( + ) or Minus ( - ): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.


Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


Standard & Poor's does not provide ratings for state and municipal notes.


Description of Standard & Poor's Rating Services Two Highest Commercial Paper
Ratings:


A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.


A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.


Description of Moody's Investors Service, Inc.'s Two Highest Commercial Paper
Ratings:


Moody's employs the following designations, both judged to be investment grade, to indicate the relative repayment capacity of rated issues: Prime-1, highest quality; Prime-2, higher quality.


*  As described by the rating agencies.

                           PART C - OTHER INFORMATION

Item 23.          Exhibits.


     (a) Declaration of Trust of the Registrant. (originally filed as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement, and re-filed herein for EDGAR purposes only).

     (b) By-Laws of the Registrant (originally filed as Exhibit 2 to Pre-Effective Amendment No. 1 to Registration Statement, and re-filed herein for EDGAR purposes only).


     (c)  Not applicable.

* (d) Form of Investment Management Contract between the Registrant and Reich & Tang Asset Management, L.P.

* (e) Form of Distribution Agreement between the Registrant and Reich & Tang Distributors, Inc.

     (f)  Not applicable.


     (g) Custody Agreement between the Registrant and Investors Fiduciary Trust Company.

     (h) Transfer Agency Agreement between Registrant and Reich & Tang Services L.P.

**   (h.1)Administrative Services Agreement between the Registrant and
          Reich & Tang Asset Management L.P.

     (i) Opinion of Battle Fowler LLP to the use of their name under the heading "Counsel and Auditors" in the Statement of Additional Information (originally filed as Exhibit 10.1 to Pre-Effective Amendment No. 1 to Registration Statement, and re-filed herein for EDGAR purposes only).

     (i.1) Opinion of Dechert, Price & Rhoads as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the heading "Counsel and Auditors" in the Statement of Additional Information (originally filed as Exhibit 10.2 to Pre-Effective Amendment No. 1 to Registration Statement, and re-filed herein for EDGAR purposes only).


     (j)  Consent of Independent Certified Public Accountants.

     (k)  Not applicable.


     (l) Written assurance of New England Investment Companies, L.P. that its purchase of shares of the registrant was for investment purposes without any present intention of redeeming or reselling (originally filed as Exhibit 13 to Pre-Effective Amendment No. 1 to Registration Statement, and re-filed herein for EDGAR purposes only).

* (m) Form of Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940.


     (m.1)Form of Distribution Agreement between the Registrant and Reich &
          Tang Distributors, Inc. (see Exhibit e.)

*    (m.2) Shareholder Servicing Agreement between the Registrant and Reich &
           Tang Distributors, Inc.


     (n)  Financial Data Schedule (for EDGAR Filing only).

     (o)  Form of Amendment No. 4 to Rule 18f-3 for Multi-Class Plan.

     (p)  Powers of Attorney


          -------------------------

* Filed with Post-Effective Amendment No. 6 to Registration Statement No. 33-74470 on July 29, 1998 and incorporated herein by reference.

** Filed with Post -Effective Amendment No. 4 to Registration Statement No. 33-74470 on July 28, 1996 and incorporated herein by reference.

Item 24.   Persons Controlled by or Under Common Control with Registrant.

           None.

Item 25.   Indemnification.


          The Registrant incorporates herein by reference the response to Item 27 of the Registration Statement filed with the SEC on July 28, 1997 with Post-Effective Amendment No. 5.

Item 26.   Business and Other Connections of the Investment Adviser.


          The description of Reich & Tang Asset Management L.P. ("RTAMLP") under the caption "Management, Organization and Capital Structure" in the Prospectus and "Investment Advisory and Other Services" and "Management of the Fund" in the Statement of Additional Information constituting parts A and B, respectively, of this Post-Effective Amendment No. 26 to the Registration Statement are incorporated herein by reference.

          Registrant's investment advisor, RTAMLP, is a registered investment advisor. Nvest Companies, L.P. (Nvest) is the limited partner and owner of a 99.5% interest in RTAMLP. Reich & Tang Asset Management, Inc. ("RTAM")(an indirect wholly-owned subsidiary of Nvest) is the sole general partner and owner of the remaining .05% interest in RTAMLP. RTAMLP's investment advisory clients include more than twenty-one registered investment companies which invest in money market instruments, equity securities and debt securities. In addition, RTAMLP is the sole general partner of ten investment partnerships organized as limited partnerships.

          Peter S. Voss, President, has been Chief Executive Officer and a Director of Nvest Corporation (formerly New England Investment Companies, Inc.) since October 1992, Chairman of the Board of Nvest Corporation since December 1992, Director of The New England since March 1993, Chairman of the Board of Directors of NEIC's subsidiaries other than Loomis, Sayles & Company, L.P. ("Loomis") and Back Bay Advisors, L.P. ("Back Bay"), where he serves as a Director, and Chairman of the Board of Trustees of all of the mutual funds in the TNE Fund Group and the Zenith Funds. G. Neil Ryland, Executive Vice President, Treasurer and Chief Financial Officer Nvest Corporation since July 1993. Edward N. Wadsworth, Executive Vice President, General Counsel, Clerk and Secretary of Nvest Corporation since December 1989, and Secretary of Westpeak and Draycott and the Treasurer of Nvest Corporation. Lorraine C. Hysler has been Secretary of RTAM since July 1994, Assistant Secretary of NEIC since September 1993, and Vice President of Reich & Tang Mutual Funds since July 1994. Richard E. Smith, III has been a Director of RTAM since July 1994, and President and Director of RTAM since July 1994, President and Chief Operating Officer of the Reich & Tang Capital Management Group since July 1994. Steven W. Duff has been a Director of RTAM since October 1994, and President and Chief Executive Officer of Reich & Tang Mutual Funds since August 1994. Mr. Duff is President and a Director/Trustee of 14 funds in the Reich & Tang Fund Complex, President of Back Bay Funds, Inc., Director of Pax World Money Market Fund, Inc., President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc., and Executive Vice President of Reich & Tang Equity Fund, Inc. Bernadette N. Finn has been Vice President/Compliance of RTAM since July 1994, and Vice President of Reich & Tang Mutual Funds since July 1994. Ms. Finn is also Secretary of 14 funds in the Reich & Tang Complex and a Vice President and Secretary of 5 funds in the Reich & Tang Fund Complex. Richard DeSanctis has been Treasurer of RTAM since July 1994, Assistant Treasurer of NEIC since September 1993, Treasurer of the Reich & Tang Mutual Funds since July 1994. Mr. DeSanctis is also Treasurer of 18 funds in the Reich & Tang Fund Complex. and is Vice President and Treasurer of Cortland Trust, Inc. Richard I. Weiner has been Vice President of RTAM since July 1994, Vice President of NEIC since September 1993, and Vice President of Reich & Tang Asset Management L.P. Capital Management Group since July 1994. Mr. Weiner has served as a Vice President of Reich & Tang, Inc. since September 1982. Rosanne Holtzer has been Vice President of the Mutual Funds division of the Manager since December 1997. Ms. Holtzer was formerly Manager of Fund Accounting for the Manager with which she was associated with from June 1986, in addition she is also Assistant Treasurer of 19 funds in the Reich & Tang Fund Complex.



Item 27.  Principal Underwriters.


          (a) Reich & Tang Distributors, Inc., the Registrant's Distributor, is also distributor for Back Bay Funds, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Georgia Daily Municipal Income Fund, Institutional Daily Income Fund, New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pax World Money Market Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc., Tax Exempt Proceeds Fund, Inc. and Virginia Daily Municipal Income Fund, Inc.

         (b) The following are the directors and officers of Reich & Tang Distributors Inc. The principal business address of Messrs. Voss, Ryland, and Wadsworth is 399 Boylston Street, Boston, Massachusetts 02116. For all other persons' the principal address is 600 Fifth Avenue, New York, New York 10020.

                        Positions and Offices              Positions and Offices
         Name            with the Distributor               with the Registrant


Peter S. Voss                Director                           None
G. Neal Ryland               Director                           None
Edward N. Wadsworth          Executive Officer                  None
Richard E. Smith III         President                          None
Peter DeMarco                Executive Vice President           None
Steven W. Duff               Director                           President
Bernadette N. Finn           Vice President                     Secretary
Lorraine C. Hysler           Secretary                          None
Richard De Sanctis           Treasurer                          Treasurer
Richard I. Weiner            Vice President                     None


         (c)      Not applicable.

Item 28.   Location of Accounts and Records.

          Accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of Registrant at 600 Fifth Avenue, New York, New York 10020, the Registrant's Manager; and at Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri, 64105, the Registrant's custodian; and at Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020, the Registrant's Transfer Agent and Dividend Disbursing Agent.

Item 29.   Management Services.

           Not applicable.

Item 30.   Undertakings.

           Not applicable.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 29th day of July, 1999.



                                             INSTITUTIONAL DAILY INCOME FUND



                                              By:      /s/Bernadette N. Finn
                                                       Bernadette N. Finn
                                                       Secretary



         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on July 29, 1999.



         SIGNATURE                                TITLE                    DATE


(1)      Principal Executive Officer


         Steven W. Duff                       Chairman and President    07/29/99




         By:/s/Steven W. Duff
         Steven W. Duff


(2)      Principal Financial and
         Accounting Officer



         /s/Richard De Sanctis

         Richard De Sanctis                   Treasurer                 07/29/99



(3)      Majority of the Board of Trustees


         Dr. W. Giles Mellon        Trustee
         Dr. Yung Wong              Trustee
         Robert Straniere           Trustee




         By:/s/Bernadette N. Finn                                       07/29/99

         Bernadette N. Finn
         Attorney-in-Fact*



*       See Exhibit (p) herein for Powers of Attorney.